                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Municipal Bonds and Notes--107.5%
Alabama--1.7%
$      35,000   AL HFA (South Bay Apartments)(1)            5.950%     02/01/2033   02/01/2013(A)  $       35,470
      145,000   Bayou La Batre, AL Utilities Board
                   (Water & Sewer)(1)                       5.750      03/01/2027   02/19/2023(B)         140,640
       30,000   Bessemer, AL Medical Clinic Board
                   (Bessemer Carraway Medical
                   Center)(1)                               5.625      05/15/2017   02/25/2014(B)          29,633
    2,840,000   Bessemer, AL Medical Clinic Board
                   (Bessemer Carraway Medical
                   Center)(1)                               6.750      04/01/2011   10/01/2009(A)       2,845,226
    4,900,000   Bessemer, AL Medical Clinic Board
                   (Bessemer Carraway Medical
                   Center)(1)                               7.250      04/01/2015   10/01/2009(A)       4,906,811
       65,000   Birmingham, AL Private Educational
                   Building Authority
                   (Birmingham-Southern College)(1)         6.000      12/01/2021   02/01/2021(B)          53,565
       50,000   Birmingham, AL Special Care
                   Facilities (Children's Hospital of
                   Alabama)(1)                              5.375      06/01/2017   12/01/2009(A)          50,005
      190,000   Courtland, AL Industrial Devel. Board
                   (Champion International Corp.)(1)        6.700      11/01/2029   11/01/2029            174,038
    2,000,000   Courtland, AL Industrial Devel. Board
                   (International Paper Company)(1)         5.000      11/01/2013   11/01/2013          1,909,420
      125,000   Fairview, AL Governmental Utility
                   Services Corp. (East Cullman Water
                   System)(1)                               6.000      02/01/2020   08/26/2016(B)         117,620
        5,000   Huntsville, AL Industrial Devel.
                   Board (Coltec Industries)(1)             9.875      10/01/2010   10/01/2010              4,907
    1,630,000   Jefferson County, AL Sewer(1)               5.250      02/01/2011   02/01/2010(B)       1,584,670
      100,000   Jefferson County, AL Sewer                  5.375      02/01/2027   05/22/2025(B)          35,115
      290,000   Jefferson County, AL Sewer(1)               5.625      02/01/2022   03/18/2021(B)         101,863
       45,000   Mobile, AL Industrial Devel. Board
                   (International Paper Company)(1)         6.700      03/01/2024   03/01/2024             42,468
       50,000   Mobile, AL Limited Obligation Tax(1)        5.500      02/15/2023   02/15/2014(A)          50,832
    3,950,000   Morgan County-Decatur, AL Health Care
                   Authority (Decatur General
                   Hospital)(1)                             6.250      03/01/2013   04/14/2011(B)       3,949,526
   15,756,000   Morgan County-Decatur, AL Health Care
                   Authority (Decatur General
                   Hospital)(1)                             6.375      03/01/2024   03/01/2016(B)      15,490,984
       60,000   Tuskegee, AL Utilities Board(1)             5.500      02/01/2016   08/01/2009(A)          60,014
       80,000   Tuskegee, AL Utilities Board(1)             5.500      02/01/2022   09/29/2019(B)          76,470
                                                                                                   --------------
                                                                                                       31,659,277
                                                                                                   --------------
Alaska--1.5%
       25,000   AK HFC (Veterans Mtg.)(1)                   5.200      12/01/2014   06/01/2012(A)          25,846
       25,000   AK HFC, Series A-1(1)                       5.500      12/01/2017   01/02/2010(C)          25,163
       10,000   AK HFC, Series A-2(1)                       5.750      06/01/2024   12/01/2009(C)           9,970


                   1 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Alaska Continued
$  73,000,000   AK HFC, Series A-2                          5.782%(2)  06/01/2037   08/18/2030(B)  $   13,453,170
       15,000   AK HFC, Series A-2(1)                       5.900      06/01/2014   12/01/2009(A)          15,467
    9,955,000   AK HFC, Series A-2(1)                       6.200      12/01/2021   12/01/2009(A)      10,084,813
       10,000   AK Industrial Devel. & Export
                   Authority (Lake Dorothy
                   Hydroelectric)(1)                        5.250      12/01/2021   01/07/2020(B)           8,630
      500,000   AK Industrial Devel. & Export
                   Authority (Snettisham)(1)                5.500      01/01/2017   01/01/2017            499,695
       35,000   AK International Airports, Series C(1)      6.100      10/01/2017   10/01/2009(A)          35,065
    4,135,000   AK Northern Tobacco Securitization
                   Corp. (TASC)(1)                          4.625      06/01/2023   06/20/2012(B)       3,693,299
       10,000   AK Northern Tobacco Securitization
                   Corp. (TASC)(1)                          6.200      06/01/2022   06/01/2010(C)          10,396
                                                                                                   --------------
                                                                                                       27,861,514
                                                                                                   --------------
Arizona--3.9%
   36,075,000   AZ Health Facilities Authority
                   (Banner Health System)(3)                6.000      01/01/2030   01/01/2013(A)      36,654,726
       50,000   AZ Student Loan Acquisition
                   Authority(1)                             5.900      05/01/2024   02/26/2022(B)          50,039
    1,375,000   Goodyear, AZ IDA Water and Sewer
                   (Litchfield Park Service
                   Company)(1)                              6.750      10/01/2031   05/07/2028(B)       1,075,126
    1,805,000   Hassayampa, AZ Community Facilities
                   District (Hassayampa Village
                   Community)(1)                            7.750      07/01/2021   04/01/2013(B)       1,672,513
    1,365,000   Litchfield Park, AZ Community
                   Facility District(1)                     6.375      07/15/2026   12/10/2022(B)         973,409
    1,645,000   Maricopa County, AZ IDA (Christian
                   Care Mesa II)                            6.000      01/01/2014   07/01/2011(B)       1,544,112
       50,000   Maricopa County, AZ IDA (Villas de
                   Merced Apartments)(1)                    5.450      12/20/2027   12/20/2009(A)          49,999
    1,380,000   Maricopa County, AZ IDA (Waste
                   Management/Waste Management of AZ
                   Obligated Group)(1)                      7.000      12/01/2031   12/01/2010(D)       1,419,289
       15,000   Maricopa County, AZ IDA (Whispering
                   Palms Apartments)(1)                     5.600      07/01/2013   07/01/2013             13,335
   17,135,000   Maricopa County, AZ IDA Health
                   Facilities (Catholic Healthcare
                   West)(1)                                 6.000      07/01/2021   07/01/2009(A)      17,134,829
    5,000,000   Mohave County, AZ IDA (Mohave
                   Prison)(1)                               6.750      05/01/2012   11/06/2011(C)       5,124,300
    3,530,000   Mohave County, AZ IDA (Mohave
                   Prison)(1)                               7.000      05/01/2013   05/01/2013          3,660,575
    1,515,000   Phoenix, AZ IDA (Gourmet Boutique
                   West)(1)                                 5.500      11/01/2017   11/01/2017          1,196,032
      160,000   Phoenix, AZ IDA (Single Family
                   Mtg.)(1)                                 6.650      10/01/2029   09/15/2010(C)         160,544
       50,000   Pima County, AZ IDA (International
                   Studies Academy)(1)                      6.750      07/01/2031   07/01/2031             37,441


                   2 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Arizona Continued
$     465,000   Pima County, AZ IDA (Tucson Electric
                   Power Company)(1)                        7.250%     07/15/2010   01/15/2010(A)  $      467,455
        5,000   Scottsdale, AZ IDA (Scottsdale
                   Memorial Hospitals)(1)                   5.500      09/01/2012   04/28/2010(C)           5,342
       70,000   Tucson & Pima Counties, AZ IDA
                   (Single Family Mtg.)(1)                  6.200      01/01/2034   01/01/2011(C)          70,008
      465,000   Tucson & Pima Counties, AZ IDA
                   (Single Family Mtg.)(1)                  6.350      01/01/2034   01/01/2010(C)         465,023
      630,000   Tucson, AZ IDA (Joint Single Family
                   Mtg.)(1)                                 5.250      07/01/2038   01/01/2013(B)         590,512
    1,750,000   Verrado, AZ Community Facilities
                   District No. 1(1)                        6.500      07/15/2027   07/03/2023(B)       1,371,510
                                                                                                   --------------
                                                                                                       73,736,119
                                                                                                   --------------
Arkansas--0.4%
      465,000   AR Devel. Finance Authority (Madison
                   Industrial Devel./Community Living
                   Obligated Group)(1)                      5.800      12/01/2020   12/01/2009(A)         465,047
      330,000   AR Devel. Finance Authority (Single
                   Family Mtg.)(1)                          5.300      07/01/2024   03/18/2017(B)         321,869
    3,030,000   AR Devel. Finance Authority (Single
                   Family Mtg.)(1)                          6.250      07/01/2031   07/01/2010(A)       3,037,545
    2,675,000   AR Devel. Finance Authority (Single
                   Family Mtg.)(1)                          6.250      01/01/2032   07/01/2010(A)       2,681,661
       95,000   North Little Rock, AR Health
                   Facilities Board (Baptist
                   Health)(1)                               5.600      07/01/2017   07/01/2011(A)          96,015
       50,000   Pope County, AR Pollution Control
                   (Arkansas Power& Light Company)(1)       6.100      12/01/2016   12/01/2009(A)          50,208
       40,000   Pope County, AR Pollution Control
                   (Arkansas Power& Light Company)(1)       6.300      12/01/2016   12/01/2009(A)          40,173
       45,000   Pope County, AR Pollution Control
                   (Arkansas Power& Light Company)(1)       6.300      12/01/2016   12/01/2016             41,426
      875,000   Warren, AR Solid Waste Disposal
                   (Potlatch Corp.)(1)                      7.500      08/01/2013   08/01/2013            831,268
                                                                                                   --------------
                                                                                                        7,565,212
                                                                                                   --------------
California--6.0%
    4,180,000   Antioch, CA Public Financing
                   Authority(1)                             5.625      01/01/2022   01/01/2011(A)       4,206,543
    7,440,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         0.000(4)   06/01/2021   03/15/2014(B)       5,147,736
    5,500,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         0.000(4)   06/01/2028   09/14/2018(B)       3,351,315
    3,095,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         0.000(4)   06/01/2036   11/23/2021(B)       1,671,145
    3,000,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         0.000(4)   06/01/2041   05/22/2022(B)       1,587,750


                   3 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
California Continued
$     400,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         5.000%     06/01/2026   06/01/2015(B)  $      305,320
    3,050,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         5.500      06/01/2033   04/24/2013(B)       2,299,975
    5,080,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         5.750      06/01/2029   12/01/2012(B)       4,043,934
    2,770,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         5.875      06/01/2027   12/25/2013(B)       2,287,466
    2,505,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         5.875      06/01/2043   08/27/2019(B)       1,677,974
    5,630,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         6.000      06/01/2029   08/24/2012(B)       4,540,877
      135,000   CA County Tobacco Securitization
                   Agency (TASC)(1)                         6.000      06/01/2042   06/26/2020(B)          92,418
   29,000,000   CA Golden State Tobacco
                   Securitization Corp. (TASC)(1)           0.000(4)   06/01/2037   05/22/2022(B)      12,191,600
   20,645,000   CA Golden State Tobacco
                   Securitization Corp. (TASC)(1)           4.500      06/01/2027   09/28/2013(B)      17,152,898
      475,000   CA Health Facilities Financing
                   Authority (Pomona Valley Hospital
                   Medical Center)(1)                       5.750      07/01/2015   08/08/2013(B)         470,616
    2,000,000   CA Hi-Desert Memorial Health Care
                   District(1)                              5.500      10/01/2019   04/25/2018(B)       1,682,240
    1,000,000   CA Pollution Control Financing
                   Authority (Waste Management of
                   CA/USA Waste of CA Obligated
                   Group)(1)                                6.750      12/01/2027   12/01/2010(D)       1,020,820
    2,305,000   CA Statewide CDA (Fairfield
                   Apartments)(1)                           6.500      01/01/2016   12/22/2011(B)       2,087,339
      305,000   CA Statewide Financing Authority
                   Tobacco Settlement (TASC)(1)             5.625      05/01/2029   05/01/2012(B)         261,757
    8,000,000   CA Veterans GO, Series BZ(1)                5.350      12/01/2021   06/30/2020(B)       7,444,080
    4,540,000   Inland, CA Empire Tobacco
                   Securitization Authority (TASC)(1)       4.625      06/01/2021   06/23/2013(B)       3,953,205
   52,500,000   Inland, CA Empire Tobacco
                   Securitization Authority (TASC)          6.900(2)   06/01/2036   07/06/2023(B)       3,643,500
   10,520,000   Los Angeles, CA Regional Airports
                   Improvement Corp. (American
                   Airlines)(1)                             7.000      12/01/2012   07/02/2011(B)       9,860,080
       75,000   Los Angeles, CA Regional Airports
                   Improvement Corp.
                   (Delta-Continental Airlines)(1)          9.250      08/01/2024   11/25/2018(B)          72,486
   11,925,000   Northern CA Tobacco Securitization
                   Authority (TASC)(1)                      4.750      06/01/2023   01/01/2013(B)       9,368,280
      500,000   Riverside County, CA Public Financing
                   Authority COP(1)                         5.750      05/15/2019   05/04/2015(B)         433,840
    2,000,000   San Marcos, CA Special Tax(1)               5.900      09/01/2028   05/02/2026(B)       1,602,220


                  4 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
California Continued
$   6,500,000   Santa Rosa, CA Rancheria Tachi Yokut
                   Tribe Enterprise(1)                      6.125%     03/01/2013   04/06/2011(B)  $    6,003,725
    5,065,000   Southern CA Tobacco Securitization
                   Authority(1)                             4.750      06/01/2025   03/31/2013(B)       3,984,028
                                                                                                   --------------
                                                                                                      112,445,167
                                                                                                   --------------
Colorado--0.8%
       15,000   Boulder County, CO Multifamily Hsg.
                   (Legacy Apartments)(1)                   6.000      11/20/2015   11/20/2009(A)          15,020
       50,000   Boulder County, CO Multifamily Hsg.
                   (Legacy Apartments)(1)                   6.100      11/20/2025   11/01/2009(A)          50,038
        5,000   CO Hsg. & Finance Authority
                   (Multifamily)(1)                         5.700      10/01/2021   12/01/2009(A)           5,003
       50,000   CO Hsg. & Finance Authority
                   (Multifamily)(1)                         5.900      10/01/2038   10/01/2009(A)          50,002
      690,000   CO Hsg. & Finance Authority (Single
                   Family)                                  5.483(2)   11/01/2029   04/01/2010(B)         201,832
      515,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               5.900      08/01/2023   11/01/2012(C)         509,829
       10,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               6.050      10/01/2016   08/01/2009(C)          10,505
      240,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               6.450      04/01/2030   04/01/2016(A)         245,309
    1,190,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               6.800      04/01/2030   03/24/2010(C)       1,219,536
      970,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               6.900      04/01/2029   04/01/2010(A)       1,022,720
       40,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               7.250      10/01/2031   09/20/2009(C)          41,058
       25,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               7.450      10/01/2016   05/03/2011(C)          25,935
      340,000   CO Hsg. & Finance Authority (Single
                   Family)(1)                               7.500      04/01/2031   02/27/2010(C)         364,150
      190,000   CO Hsg. & Finance Authority, Series
                   C-2(1)                                   6.875      11/01/2028   09/01/2009(C)         192,956
      260,000   CO Hsg. & Finance Authority, Series
                   D-2(1)                                   6.350      11/01/2029   08/01/2009(C)         263,661
        5,000   CO Water Resources & Power Devel.
                   Authority, Series A(1)                   5.600      11/01/2017   11/01/2009(A)           5,005
       10,000   CO Water Resources & Power Devel.
                   Authority, Series A(1)                   5.750      11/01/2010   11/01/2009(A)          10,018
      150,000   Denver, CO City & County (Helen G.
                   Bonfils Foundation)(1)                   5.250      12/01/2012   12/01/2009(A)         150,396
       25,000   Denver, CO City & County Airport(1)         6.125      11/15/2025   11/15/2009(A)          25,045
    2,000,000   Denver, CO City & County Airport,
                   Series A(1)                              6.000      11/15/2014   11/15/2010(A)       2,041,000
    3,000,000   Denver, CO City & County Airport,
                   Series A(1)                              6.000      11/15/2015   11/15/2010(A)       3,050,190


                  5 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Colorado Continued
$   3,000,000   Denver, CO City & County Airport,
                   Series A(1)                              6.000%     11/15/2016   11/15/2010(A)  $    3,044,160
    2,000,000   Denver, CO City & County Airport,
                   Series A(1)                              6.000      11/15/2018   11/15/2010(A)       2,022,440
      420,000   Eagle County, CO Airport Terminal
                   Corp.(1)                                 5.050      05/01/2015   10/22/2012(B)         335,408
      430,000   Interlocken, CO Metroplitan
                   District(1)                              5.750      12/15/2011   12/15/2009(A)         431,174
                                                                                                   --------------
                                                                                                       15,332,390
                                                                                                   --------------
Connecticut--0.6%
       30,000   CT Airport (Bradley International
                   Airport)(1)                              5.125      10/01/2026   04/24/2025(B)          27,624
       10,000   CT Airport (Bradley International
                   Airport)(1)                              5.125      10/01/2031   11/07/2029(B)           8,711
      135,000   CT Devel. Authority (Bridgeport
                   Hydraulic Company)(1)                    6.150      04/01/2035   04/01/2035            119,193
      435,000   CT Devel. Authority (Bridgeport
                   Hydraulic Company)(1)                    6.150      04/01/2035   04/01/2035            384,066
       40,000   CT Devel. Authority (Church Homes)(1)       5.700      04/01/2012   07/19/2010(B)          39,730
    1,000,000   CT Devel. Authority (Mary Wade
                   Home)(1)                                 6.375      12/01/2018   12/01/2009(A)       1,019,290
    2,000,000   CT Devel. Authority Airport Facility
                   (Learjet)(1)                             7.950      04/01/2026   04/01/2026          1,907,900
    5,500,000   CT Devel. Authority Pollution Control
                   (Connecticut Light & Power
                   Company)(1)                              5.950      09/01/2028   09/01/2028          5,196,455
       30,000   CT GO(1)                                    5.650      03/15/2012   09/15/2009(A)          30,112
      125,000   CT H&EFA (Bridgeport Hospital)(1)           5.375      07/01/2019   01/23/2018(B)         120,369
       55,000   CT H&EFA (Bridgeport Hospital)(1)           6.625      07/01/2018   07/01/2009(A)          55,238
      630,000   CT H&EFA (Bridgeport
                   Hospital/Bridgeport Hospital
                   Foundation Obligated Group)(1)           6.500      07/01/2012   07/01/2009(A)         630,888
      185,000   CT H&EFA (DKH/CHHC/HNE Obligated
                   Group)(1)                                5.375      07/01/2026   07/01/2009(A)         185,033
       15,000   CT H&EFA (New Horizons)(1)                  5.875      11/01/2012   11/01/2009(A)          15,013
       10,000   CT HFA(1)                                   5.125      05/15/2021   11/15/2009(A)          10,033
       30,000   CT HFA(1)                                   5.200      11/15/2020   11/15/2009(A)          30,017
       10,000   CT HFA(1)                                   5.375      11/15/2018   11/15/2009(A)          10,051
      130,000   CT HFA, Series C(1)                         5.500      11/15/2035   04/13/2033(B)         126,811
      100,000   CT Special Obligation Parking
                   (Bradley International Airport
                   Parking Company)(1)                      6.500      07/01/2018   03/09/2016(B)          83,576
      230,000   Eastern CT Res Rec (Wheelabrator
                   Lisbon)(1)                               5.500      01/01/2014   10/26/2011(B)         226,007


                  6 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Connecticut Continued
$     600,000   Mashantucket, CT Western Pequot
                   Tribe, Series B(1)                       5.600%     09/01/2009   09/01/2009     $      597,528
                                                                                                   --------------
                                                                                                       10,823,645
                                                                                                   --------------
Delaware--0.1%
      600,000   DE EDA (United Waterworks)(1)               6.200      06/01/2025   12/01/2009(A)         600,222
      270,000   DE Hsg. Authority (Multifamily
                   Mtg.)(1)                                 6.950      07/01/2014   02/01/2010(C)         288,681
       20,000   DE Hsg. Authority (Multifamily
                   Mtg.)(1)                                 7.375      01/01/2015   09/11/2011(B)          18,060
       10,000   DE Hsg. Authority (Single Family
                   Mtg.)(1)                                 5.450      01/01/2032   07/01/2010(B)           9,904
        5,000   DE Hsg. Authority (Single Family
                   Mtg.)(1)                                 5.500      07/01/2013   07/01/2010(A)           5,102
       20,000   DE Hsg. Authority (Single Family
                   Mtg.)(1)                                 5.550      07/01/2009   07/01/2009             20,002
       20,000   DE Hsg. Authority (Single Family
                   Mtg.)(1)                                 6.050      07/01/2028   12/01/2010(B)          19,906
                                                                                                   --------------
                                                                                                          961,877
                                                                                                   --------------
District of Columbia--1.3%
      200,000   District of Columbia (James F. Oyster
                   Elementary School)(1)                    6.450      11/01/2034   11/16/2033(B)         145,102
       20,000   District of Columbia HFA (Single
                   Family), Series A(1)                     6.850      06/01/2031   01/01/2010(C)          20,220
       10,000   District of Columbia HFA (Single
                   Family), Series B(1)                     5.850      12/01/2018   12/01/2009(A)          10,225
       25,000   District of Columbia HFA (Single
                   Family), Series B(1)                     5.900      12/01/2028   10/16/2024(B)          24,785
   10,440,000   District of Columbia Tobacco
                   Settlement Financing Corp.(1)            6.250      05/15/2024   11/01/2011(B)      10,048,396
   11,320,000   District of Columbia Tobacco
                   Settlement Financing Corp.(1)            6.750      05/15/2040   01/29/2025(B)       9,655,960
  207,670,000   District of Columbia Tobacco
                   Settlement Financing Corp. (TASC)        7.000(2)   06/15/2046   06/13/2024(B)       5,237,437
                                                                                                   --------------
                                                                                                       25,142,125
                                                                                                   --------------
Florida--8.5%
       25,000   Alachua County, FL Health Facilities
                   Authority (Shands Hospital at the
                   University of Florida)(1)                5.750      12/01/2015   12/15/2009(A)          25,010
    4,490,000   Arborwood, FL Community Devel.
                   District (Centex Homes)(1)               5.250      05/01/2016   05/01/2016          3,374,998
       15,000   Baker County, FL Hospital Authority(1)      5.300      12/01/2023   11/04/2019(B)          10,686
       15,000   Bay County, FL Water System(1)              6.250      09/01/2014   09/01/2009(A)          15,063
    1,080,000   Bonnet Creek, FL Resort Community
                   Devel. District Special
                   Assessment(1)                            7.125      05/01/2012   01/10/2010(B)       1,023,559


                  7 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$   6,000,000   Brevard County, FL Health Facilities
                   Authority (Holmes Regional Medical
                   Center)(1)                               5.600%     10/01/2010   10/01/2009(A)  $    6,008,400
      250,000   Brevard County, FL Health Facilities
                   Authority (Holmes Regional Medical
                   Center)(1)                               5.625      10/01/2014   10/01/2009(A)         250,198
       10,000   Brevard County, FL Health Facilities
                   Authority (Wuesthoff Health
                   Services)(1)                             5.400      04/01/2013   10/01/2009(A)          10,002
       20,000   Brevard County, FL Health Facilities
                   Authority (Wuesthoff Memorial
                   Hospital)(1)                             5.300      04/01/2011   10/01/2009(A)          20,013
    2,000,000   Broward County, FL Airport Facilities
                   (Learjet)(1)                             7.500      11/01/2020   11/01/2020          1,864,580
       80,000   Broward County, FL Airport System(1)        5.125      10/01/2017   10/01/2017             77,998
        5,000   Broward County, FL Airport System
                   (Passenger Facility)(1)                  5.250      10/01/2014   10/01/2010(A)           5,027
       75,000   Broward County, FL Airport System
                   (Passenger Facility)(1)                  5.250      10/01/2015   10/01/2010(A)          75,185
      255,000   Broward County, FL HFA(1)                   5.400      10/01/2038   10/04/2010(B)         233,345
       70,000   Broward County, FL HFA (Bridgewater
                   Place Apartments)(1)                     5.500      04/01/2041   06/23/2038(B)          67,532
      365,000   Broward County, FL HFA (Cross Keys
                   Apartments)(1)                           5.800      10/01/2033   08/20/2031(B)         339,012
      180,000   Broward County, FL HFA (Pompano Oaks
                   Apartments)(1)                           6.100      12/01/2038   12/01/2009(A)         180,088
       55,000   Broward County, FL HFA (Praxis of
                   Deerfield Beach III)(1)                  5.300      09/01/2023   09/01/2009(A)          55,015
       90,000   Broward County, FL HFA (Praxis of
                   Deerfield Beach)(1)                      5.350      03/01/2031   12/14/2027(B)          88,407
       80,000   Broward County, FL HFA (Stirling
                   Apartments)(1)                           5.650      10/01/2028   10/01/2010(A)          80,107
       50,000   Broward County, FL HFA (Venice Homes
                   Apartments)(1)                           5.650      01/01/2022   07/01/2011(A)          50,255
       35,000   Broward County, FL Port Facilities(1)       5.000      09/01/2027   12/28/2023(B)          31,156
      105,000   Cape Coral, FL Health Facilities
                   Authority (Gulf Care)(1)                 6.000      10/01/2016   10/01/2009(A)         105,017
       30,000   Collier County, FL HFA (Saxon Manor
                   Isle Apartments)(1)                      5.450      03/01/2030   10/31/2026(B)          29,559
      380,000   Collier County, FL HFA (Whistlers
                   Green Apartments)(1)                     5.400      12/01/2027   06/27/2024(B)         375,182
      245,000   Collier County, FL HFA (Whistlers
                   Green Apartments)(1)                     5.450      06/01/2039   08/10/2034(B)         233,877
      840,000   Collier County, FL IDA (Allete)(1)          6.500      10/01/2025   10/01/2025            833,902
    1,600,000   Concorde Estates, FL Community Devel.
                   District(1)                              5.000      05/01/2011   05/01/2011            912,400
       10,000   Cypress Club, FL Special Recreational
                   District(1)                              7.100      09/01/2013   09/01/2009(A)          10,050


                  8 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$     145,000   Dade County, FL GO (Seaport)(1)             5.125%     10/01/2021   10/01/2009(A)  $      145,342
       70,000   Dade County, FL GO (Seaport)(1)             5.400      10/01/2021   10/01/2009(A)          70,183
      225,000   Dade County, FL GO (Seaport)(1)             5.450      10/01/2016   10/01/2009(A)         225,722
      120,000   Dade County, FL GO (Seaport)(1)             5.500      10/01/2026   10/01/2009(A)         120,082
    1,605,000   Dade County, FL GO (Seaport)(1)             5.750      10/01/2015   10/01/2009(A)       1,610,650
      100,000   Dade County, FL HFA (Golden Lakes
                   Apartments)(1)                           6.000      11/01/2032   09/14/2030(B)          98,023
       45,000   Dade County, FL HFA (Golden Lakes
                   Apartments)(1)                           6.050      11/01/2039   10/29/2036(B)          43,364
       20,000   Dade County, FL HFA (New Horizons
                   Associates)(1)                           5.875      07/15/2024   01/15/2010(A)          20,073
      110,000   Dade County, FL HFA (Siesta Pointe
                   Apartments)(1)                           5.700      09/01/2022   09/01/2009(A)         110,046
      170,000   Dade County, FL HFA (Siesta Pointe
                   Apartments)(1)                           5.750      09/01/2029   09/01/2009(A)         170,012
       75,000   Dade County, FL Res Rec(1)                  5.500      10/01/2010   10/01/2009(A)          75,125
      985,000   Dade County, FL Res Rec(1)                  5.500      10/01/2013   10/01/2009(A)         985,552
    1,510,000   East Homestead, FL Community Devel.
                   District(1)                              5.000      05/01/2011   05/01/2011          1,068,265
       35,000   Edgewater, FL Water & Sewer(1)              5.500      10/01/2013   10/01/2009(A)          35,098
      205,000   Edgewater, FL Water & Sewer(1)              5.500      10/01/2021   10/01/2009(A)         205,515
    4,285,000   Escambia County, FL Health Facilities
                   Authority(1)                             5.950      07/01/2020   02/01/2012(C)       4,392,082
      115,000   Escambia County, FL Health Facilities
                   Authority (Baptist Manor)(1)             5.125      10/01/2019   11/06/2017(B)         105,220
       10,000   Escambia County, FL HFA (Single
                   Family Mtg.)(1)                          5.500      10/01/2031   10/01/2010(A)          10,030
        5,000   Escambia County, FL School Board
                   COP(1)                                   5.500      02/01/2016   08/01/2009(A)           5,014
    1,170,000   Fiddler's Creek, FL Community Devel.
                   District(1)                              5.800      05/01/2021   05/01/2021            748,285
    1,000,000   Fiddler's Creek, FL Community Devel.
                   District(1)                              5.875      05/01/2021   08/01/2012(B)         644,360
       50,000   FL Agriculture & Mechanical
                   University (Student Apartment
                   Facility)(1)                             5.600      07/01/2013   07/01/2009(A)          50,145
       95,000   FL Agriculture & Mechanical
                   University (Student Apartment
                   Facility)(1)                             5.625      07/01/2021   07/01/2009(A)          95,257
      150,000   FL Agriculture & Mechanical
                   University (Student Apartment
                   Facility)(1)                             5.625      07/01/2025   07/01/2009(A)         150,024
       10,000   FL Agriculture & Mechanical
                   University (Student Apartment
                   Facility)(1)                             6.500      07/01/2017   07/01/2009(A)          10,038


                  9 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$      25,000   FL Agriculture & Mechanical
                   University (Student Apartment
                   Facility)(1)                             6.500%     07/01/2023   07/01/2009(A)  $       25,016
      235,000   FL Capital Projects Finance Authority
                   (Peerless Group)(1)                      7.500      08/01/2019   12/06/2014(B)         186,273
       20,000   FL Correctional Private Commission
                   (350 Bed Youthful) COP(1)                5.000      08/01/2017   08/01/2009(A)          20,004
       20,000   FL GO (Jefferson County Road)(1)            5.900      05/01/2010   11/01/2009(A)          20,088
      150,000   FL HFA(1)                                   6.300      09/01/2036   09/01/2009(A)         150,056
       20,000   FL HFA(1)                                   6.350      07/01/2028   07/01/2009(A)          20,011
       60,000   FL HFA(1)                                   6.350      07/01/2028   07/01/2009(A)          60,034
       15,000   FL HFA (Brittany of Rosemont)(1)            6.050      07/01/2015   07/01/2009(A)          15,003
       20,000   FL HFA (Grand Court Apartments)(1)          5.300      08/15/2031   07/03/2029(B)          19,515
       20,000   FL HFA (Holly Cove Apartments)(1)           6.050      10/01/2015   10/01/2009(A)          20,020
      285,000   FL HFA (Holly Cove Apartments)(1)           6.250      10/01/2035   10/01/2009(A)         285,094
       65,000   FL HFA (Homeowner Mtg.)(1)                  5.900      07/01/2029   02/01/2016(B)          64,675
      110,000   FL HFA (Hsg. Partners of
                   Gainesville)(1)                          5.600      07/01/2027   07/01/2009(A)         109,999
       60,000   FL HFA (Landings at Sea Forest)(1)          5.850      12/01/2018   12/01/2009(A)          60,024
      100,000   FL HFA (Landings at Sea Forest)(1)          6.050      12/01/2036   12/01/2010(A)          99,991
      150,000   FL HFA (Leigh Meadows Apartments)(1)        6.100      09/01/2016   09/01/2009(A)         150,104
       60,000   FL HFA (Mar Lago Village
                   Apartments)(1)                           5.900      12/01/2027   10/04/2023(B)          51,942
       50,000   FL HFA (Mar Lago Village
                   Apartments)(1)                           6.000      06/01/2039   12/09/2034(B)          41,152
       90,000   FL HFA (Mar Lago Village
                   Associates)(1)                           6.000      06/01/2039   12/01/2009(A)          90,086
      190,000   FL HFA (Reserve at Kanpaha)(1)              5.500      07/01/2020   07/01/2009(A)         190,051
       60,000   FL HFA (Reserve at North Shore)(1)          5.500      11/01/2020   11/01/2009(A)          60,019
       25,000   FL HFA (Reserve at North Shore)(1)          5.600      11/01/2027   11/01/2009(A)          25,000
       70,000   FL HFA (Sarah's Place Apartments)(1)        5.250      05/01/2022   05/01/2010(A)          70,074
       15,000   FL HFA (Sarah's Place Apartments)(1)        5.400      11/01/2032   12/02/2030(B)          14,554
       25,000   FL HFA (Spinnaker Cove Apartments)(1)       6.375      07/01/2026   07/01/2009(A)          25,015
       75,000   FL HFA (Stoddert Arms Apartments)(1)        6.300      09/01/2036   09/01/2009(A)          75,028
       65,000   FL HFA (Villas of Capri)(1)                 6.100      04/01/2017   10/01/2009(A)          65,072
       70,000   FL HFA (Wentworth Apartments)(1)            5.300      05/01/2039   05/31/2037(B)          65,810
       50,000   FL HFA (Wentworth Apartments)(1)            5.375      11/01/2029   09/10/2027(B)          48,305
       30,000   FL HFA (Wentworth Apartments)(1)            5.400      04/01/2032   05/02/2030(B)          29,118
       20,000   FL HFA (Wentworth Apartments)(1)            5.400      11/01/2034   11/01/2034             19,019
       50,000   FL HFA (Westlake Apartments)(1)             5.300      09/01/2031   07/22/2029(B)          48,166
       75,000   FL HFA (Willow Lake Apartments)(1)          5.400      01/01/2032   02/01/2030(B)          72,815
       25,000   FL HFA (Windchase Apartments)(1)            5.750      12/01/2017   12/01/2009(A)          25,018
       95,000   FL HFA (Windchase Apartments)(1)            6.000      06/01/2039   12/01/2009(A)          95,010


                  10 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$     205,000   FL HFA (Windchase Apartments)(1)            6.000%     06/01/2039   06/01/2010(A)  $      205,021
       75,000   FL HFA (Windchase Apartments), Series
                   C(1)                                     5.900      12/01/2027   12/01/2009(A)          75,018
      905,000   FL HFA (Woodbridge Apartments)(1)           6.050      12/01/2016   11/01/2009(A)         905,869
    1,750,000   FL HFA (Woodbridge Apartments)(1)           6.150      12/01/2026   12/01/2009(A)       1,750,840
    3,500,000   FL HFA (Woodbridge Apartments)(1)           6.250      06/01/2036   12/01/2009(A)       3,501,680
      260,000   FL HFA (Worthington Apartments)(1)          6.050      12/01/2025   12/01/2009(A)         260,101
      115,000   FL HFA (Worthington Apartments)(1)          6.200      12/01/2035   12/01/2009(A)         115,033
       30,000   FL HFA, Series 3(1)                         6.200      07/01/2016   07/01/2009(A)          30,030
       30,000   FL HFA, Series 3(1)                         6.300      07/01/2024   07/01/2009(A)          30,616
      835,000   FL HFC                                      5.485(2)   07/01/2030   01/09/2027(B)         245,265
   18,175,000   FL HFC(3)                                   5.750      01/01/2037   08/01/2016(B)      17,921,025
       15,000   FL HFC(1)                                   5.900      07/01/2021   05/01/2017(B)          15,016
       10,000   FL HFC(1)                                   5.950      01/01/2032   01/01/2010(A)          10,017
       15,000   FL HFC (Andrews Place Apartments)(1)        5.000      11/01/2033   09/17/2031(B)          13,755
      180,000   FL HFC (Ashton Lake Apartments)(1)          5.700      07/01/2033   01/01/2011(A)         180,178
      125,000   FL HFC (Ashton Lake Apartments)(1)          5.875      01/01/2041   01/01/2011(A)         125,240
      430,000   FL HFC (Bernwood Trace Associates)          5.832(2)   12/01/2029   09/02/2024(B)         125,121
      450,000   FL HFC (Brittany of Rosemont)(1)            6.250      07/01/2035   02/10/2031(B)         438,723
       50,000   FL HFC (Deer Meadows Apartments)(1)         5.800      11/01/2019   11/01/2011(A)          50,800
       20,000   FL HFC (Grande Court Apartments)(1)         5.375      02/15/2035   09/09/2033(B)          19,443
       15,000   FL HFC (Hampton Court Apartments)(1)        5.600      03/01/2032   03/01/2011(A)          15,020
      100,000   FL HFC (Holly Cove Apartments)(1)           6.150      10/01/2025   10/01/2009(A)         100,047
       55,000   FL HFC (Homeowner Mtg.)(1)                  5.350      01/01/2021   12/01/2009(A)          55,009
       30,000   FL HFC (Homeowner Mtg.)(1)                  5.500      07/01/2012   07/01/2009(A)          30,584
      140,000   FL HFC (Homeowner Mtg.)                     5.580(2)   01/01/2029   11/18/2010(B)          44,877
       25,000   FL HFC (Homeowner Mtg.)(1)                  5.750      07/01/2017   07/01/2009(A)          25,258
    7,965,000   FL HFC (Homeowner Mtg.)(1)                  5.750      01/01/2037   05/01/2016(B)       7,853,490
       45,000   FL HFC (Hunters Ridge-Deerwood)(1)          5.300      12/01/2028   12/01/2010(A)          45,065
      120,000   FL HFC (Logan Heights Apartments)(1)        5.850      10/01/2033   10/01/2011(A)         120,488
      120,000   FL HFC (Logan Heights Apartments)(1)        6.000      10/01/2039   10/01/2009(A)         120,638
       20,000   FL HFC (Logan's Pointe Apartments)(1)       5.900      12/01/2019   12/01/2009(A)          20,374
    5,065,000   FL HFC (Logan's Pointe Apartments)(1)       6.000      06/01/2039   12/01/2011(A)       5,113,371
      200,000   FL HFC (Logan's Pointe Apartments)          6.276(2)   12/01/2029   08/28/2024(B)          55,594
       25,000   FL HFC (Marina Bay Apartments)(1)           5.750      08/01/2033   02/01/2011(A)          25,044
      125,000   FL HFC (Peacock Run Apartments)(1)          5.400      08/01/2042   08/01/2039(B)         118,374


                  11 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$     350,000   FL HFC (Raceway Pointe Apartments)(1)       5.950%     09/01/2032   12/18/2030(B)  $      331,881
      110,000   FL HFC (Raceway Pointe Partners)(1)         5.750      09/01/2027   03/29/2024(B)         104,294
       15,000   FL HFC (River Trace Senior
                   Apartments)(1)                           5.700      07/01/2035   01/01/2011(A)          15,004
       35,000   FL HFC (Seminole Ridge Apartments)(1)       6.000      10/01/2029   10/01/2011(A)          35,596
      100,000   FL HFC (Spring Harbor Apartments)(1)        5.900      08/01/2039   08/01/2011(A)         100,246
       20,000   FL HFC (Waterbridge Apartments)(1)          5.125      08/01/2027   05/04/2027(B)          17,519
       50,000   FL HFC (Waverly Apartments)(1)              6.200      07/01/2035   07/01/2012(A)          50,709
      295,000   FL HFC (Westwood Apartments)(1)             5.450      02/01/2041   09/10/2032(B)         282,533
       40,000   FL HFC (Winterlakes Sanctuary),
                   Series H-1(1)                            6.000      09/01/2032   09/01/2011(A)          40,311
      180,000   FL HFC (Woodridge Apartments)(1)            5.850      10/01/2033   01/29/2032(B)         173,221
       15,000   FL HFC (Woodridge Apartments)(1)            6.000      10/01/2039   03/03/2037(B)          14,511
       95,000   FL Ports Financing Commission(1)            5.125      06/01/2011   12/01/2009(A)          95,112
      180,000   FL Ports Financing Commission(1)            5.375      06/01/2016   12/01/2009(A)         180,009
      130,000   FL Ports Financing Commission(1)            5.375      06/01/2027   08/26/2022(B)         122,096
       25,000   FL Ports Financing Commission(1)            5.500      10/01/2018   10/01/2010(B)          24,654
       35,000   FL Ports Financing Commission(1)            5.500      10/01/2029   05/30/2027(B)          32,883
       45,000   FL State Board of Education GO(1)           5.750      06/01/2022   06/01/2010(A)          46,488
       10,000   FL State Board of Regents (University
                   Central Florida)(1)                      6.000      10/01/2013   10/01/2009(A)          10,039
       25,000   FL State Division of Bond Finance
                   (Dept. of Environmental
                   Protection)(1)                           5.375      07/01/2010   07/01/2009(A)          25,093
      600,000   Gulf Breeze, FL GO(1)                       6.050      12/01/2015   12/01/2009(A)         600,588
      105,000   Halifax, FL Hospital Medical Center(1)      5.200      04/01/2018   11/24/2015(B)          93,215
      935,000   Highlands, FL Community Devel.
                   District(5)                              5.000      05/01/2011   05/01/2010(B)         622,252
    2,000,000   Hillsborough County, FL IDA (National
                   Gypsum Company)(1)                       7.125      04/01/2030   04/01/2030          1,123,560
       30,000   Indian River County, FL Hospital
                   District (IRMH/IRHS/HSIR Obligated
                   Group)(1)                                5.700      10/01/2015   10/01/2009(A)          30,078
       50,000   Jacksonville, FL Capital Improvement
                   (Gator Bowl)(1)                          5.250      10/01/2025   07/08/2022(B)          49,672
    1,000,000   Jacksonville, FL EDC (Met Packaging
                   Solutions)(1)                            5.500      10/01/2030   05/28/2028(B)         770,220
    5,555,000   Jacksonville, FL EDC (Met Packaging
                   Solutions)(1)                            5.875      06/01/2025   05/19/2021(B)       5,226,533
    2,910,000   Jacksonville, FL EDC (Met Packaging
                   Solutions)(1)                            5.875      06/01/2031   01/29/2029(B)       2,789,555
       10,000   Jacksonville, FL Excise Taxes(1)            5.000      10/01/2016   10/01/2009(A)          10,027
       10,000   Jacksonville, FL Hsg. (Windermere
                   Manor)(1)                                5.875      03/20/2028   09/20/2009(A)          10,005


                  12 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$      70,000   Jacksonville, FL Port Authority(1)          5.625%     11/01/2026   12/12/2024(B)  $       67,922
       20,000   Jacksonville, FL Port Authority(1)          5.700      11/01/2021   11/14/2020(B)          19,729
   13,020,000   Jacksonville, FL Port Authority(1)          6.000      11/01/2038   01/29/2035(B)      12,806,993
        5,000   Jacksonville, FL Sales Tax (River
                   City Renaissance)(1)                     5.125      10/01/2018   10/01/2009(A)           5,002
      990,000   Jacksonville, FL Water and Sewage
                   (United Waterworks)(1)                   6.350      08/01/2025   08/01/2009(A)         989,871
       50,000   Lakeland, FL Hospital System
                   (Lakeland Regional Medical
                   Center)(1)                               5.250      11/15/2016   11/15/2009(A)          50,010
       40,000   Lakeland, FL Hospital System
                   (Lakeland Regional Medical
                   Center)(1)                               5.250      11/15/2025   03/19/2022(B)          37,651
       25,000   Lakeland, FL Light & Water(1)               5.750      10/01/2019   10/01/2009(A)          26,597
       25,000   Lee County, FL Airport(1)                   6.000      10/01/2020   10/01/2010(A)          25,300
       10,000   Lee County, FL Airport(1)                   6.000      10/01/2029   10/01/2011(A)          10,057
   14,950,000   Lee County, FL Airport(1)                   6.000      10/01/2032   10/01/2011(A)      14,963,904
       30,000   Lee County, FL COP (Master Lease)(1)        5.125      10/01/2012   10/01/2011(A)          30,071
      150,000   Lee County, FL HFA (Single Family
                   Mtg.)(1)                                 6.450      03/01/2031   03/01/2017(C)         154,308
      520,000   Lee County, FL HFA (Single Family
                   Mtg.)(1)                                 7.100      03/01/2034   09/01/2009(C)         532,969
       15,000   Lee County, FL Passenger Facility
                   Charge(1)                                5.000      10/01/2011   10/01/2009(A)          15,012
       50,000   Lee County, FL Passenger Facility
                   Charge(1)                                5.000      10/01/2013   10/01/2009(A)          50,008
      450,000   Lee County, FL Passenger Facility
                   Charge(1)                                5.000      10/01/2018   11/05/2016(B)         427,397
    1,505,000   Manatee County, FL HFA (Single Family
                   Mtg.)(1)                                 5.400      03/01/2035   08/15/2009(B)       1,457,773
       20,000   Manatee County, FL HFA (Single Family
                   Mtg.)(1)                                 5.500      03/01/2035   09/01/2015(C)          19,854
        5,000   Manatee County, FL HFA, Series A(1)         9.125      06/01/2016   11/01/2009(A)           5,019
       35,000   Manatee County, FL Port Authority(1)        5.250      10/01/2009   10/01/2009             35,102
       25,000   Manatee County, FL Port Authority(1)        5.400      10/01/2013   10/01/2009(A)          25,019
       35,000   Martin County, FL Health Facilities
                   Authority (Martin Memorial Medical
                   Center)(1)                               5.250      11/15/2020   11/28/2019(B)          32,016
   10,125,000   Martin County, FL IDA (Indiantown
                   Cogeneration)(1)                         7.875      12/15/2025   10/05/2023(B)      10,005,120
      270,000   Martin County, FL IDA (Indiantown
                   Cogeneration)(1)                         8.050      12/15/2025   10/09/2023(B)         269,498
       90,000   Miami, FL Community Redevel.
                   (Southeast Overtown/Park West)(1)        8.500      10/01/2015   10/01/2009(A)          90,121
       25,000   Miami-Dade County, FL Aviation(1)           5.250      10/01/2015   10/01/2015             25,014
       50,000   Miami-Dade County, FL Aviation(1)           5.250      10/01/2017   10/01/2017             48,949
       15,000   Miami-Dade County, FL Aviation (Miami
                   International Airport)(1)                5.250      10/01/2022   10/01/2022             14,146


                  13 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$   3,500,000   Miami-Dade County, FL Aviation (Miami
                   International Airport)(1)                5.750%     10/01/2020   10/01/2012(A)  $    3,478,755
      100,000   Miami-Dade County, FL Aviation (Miami
                   International Airport)(1)                6.000      10/01/2029   11/12/2027(B)          98,720
       15,000   Miami-Dade County, FL HFA (Country
                   Club Villas Apartments)(1)               6.000      10/01/2015   04/01/2011(A)          15,313
       20,000   Miami-Dade County, FL HFA (Country
                   Club Villas Apartments)(1)               6.100      10/01/2029   04/01/2011(A)          20,168
    5,145,000   Miami-Dade County, FL HFA (Country
                   Club Villas Apartments)(1)               6.200      10/01/2039   04/01/2011(A)       5,180,809
    1,435,000   Miami-Dade County, FL HFA
                   (Homeownership Mtg.)(1)                  5.450      10/01/2038   11/08/2013(B)       1,304,688
      200,000   Miami-Dade County, FL HFA (Marbrisa
                   Apartments)(1)                           6.050      08/01/2029   08/01/2010(A)         203,742
      100,000   Miami-Dade County, FL HFA (Sunset Bay
                   Apartments)(1)                           6.050      01/01/2041   01/01/2013(A)         100,971
    5,000,000   Miami-Dade County, FL IDA (Waste
                   Management/Waste Management of FL
                   Obligated Group)(1)                      7.000      12/01/2018   12/01/2010(D)       5,142,350
       20,000   Miami-Dade County, FL Special
                   Obligation, Series B                     5.426(2)   10/01/2031   10/01/2031              4,258
       50,000   Naples, FL Hospital Revenue (Naples
                   Community Hospital)(1)                   5.375      10/01/2011   10/01/2009(A)          50,046
       25,000   North Palm Beach Heights, FL Water
                   Control District, Series A(1)            6.500      10/01/2012   10/01/2009(A)          25,111
       25,000   Oakland Park, FL Utilities System(1)        5.250      09/01/2014   09/01/2009(A)          25,078
      310,000   Oakland, FL Charter School(1)               6.950      12/01/2015   05/01/2011(B)         301,794
       20,000   Ocoee, FL Water & Sewer System(1)           5.375      10/01/2016   10/01/2009(A)          20,053
       25,000   Okaloosa County, FL Airport(1)              5.500      10/01/2023   09/08/2019(B)          19,410
    1,200,000   Okaloosa County, FL Airport(1)              6.000      10/01/2030   12/16/2027(B)         888,804
       20,000   Orange County, FL Health Facilities
                   Authority(1)                             6.000      10/01/2026   12/12/2021(B)          19,786
       45,000   Orange County, FL HFA(1)                    5.150      03/01/2022   09/01/2009(A)          45,925
    1,415,000   Orange County, FL HFA(1)                    5.650      09/01/2034   09/01/2013(A)       1,441,291
       10,000   Orange County, FL HFA(1)                    5.700      09/01/2026   09/01/2010(A)          10,068
       15,000   Orange County, FL HFA(1)                    5.750      03/01/2030   11/01/2010(B)          15,002
       25,000   Orange County, FL HFA (Homeowner)(1)        5.000      09/01/2017   10/01/2009(C)          25,462
       25,000   Orange County, FL HFA (Homeowner)(1)        5.450      09/01/2022   05/01/2011(B)          24,561
       30,000   Orange County, FL HFA (Homeowner)(1)        5.500      09/01/2027   06/20/2011(B)          29,070
       40,000   Orange County, FL HFA (Loma Vista)(1)       5.400      09/01/2019   03/01/2011(A)          40,318
      120,000   Orange County, FL HFA (Loma Vista)(1)       5.500      03/01/2032   05/25/2029(B)         118,308


                  14 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$     620,000   Orange County, FL HFA (Seminole
                   Pointe)(1)                               5.650%     12/01/2017   01/25/2015(B)  $      562,142
      235,000   Osceola County, FL HFA (Tierra Vista
                   Apartments)(1)                           5.800      12/01/2029   12/01/2009(A)         235,026
       45,000   Pace, FL Property Finance Authority(1)      5.375      09/01/2020   09/01/2009(A)          45,015
      120,000   Palm Beach County, FL Health
                   Facilities Authority (ACTS
                   Retirement/Life Communities)(1)          5.125      11/15/2029   10/17/2029(B)         100,787
      100,000   Palm Beach County, FL Health
                   Facilities Authority (Jupiter
                   Medical Center)(1)                       5.250      08/01/2018   08/01/2009(A)         100,021
      210,000   Palm Beach County, FL Health
                   Facilities Authority (Jupiter
                   Medical Center)(1)                       5.250      08/01/2023   12/31/2021(B)         208,608
       15,000   Palm Beach County, FL Health
                   Facilities Authority (Life Care
                   Retirement Communities)(1)               5.500      10/01/2011   10/01/2009(A)          15,009
       50,000   Palm Beach County, FL HFA (Chelsea
                   Commons Apartments)(1)                   5.600      12/01/2012   12/01/2009(A)          50,057
       35,000   Palm Beach County, FL HFA (Chelsea
                   Commons Apartments)(1)                   5.800      12/01/2017   12/01/2009(A)          35,412
      400,000   Palm Beach County, FL HFA (Chelsea
                   Commons Apartments)(1)                   5.850      12/01/2022   12/01/2009(A)         400,216
      250,000   Palm Beach County, FL HFA (Chelsea
                   Commons Apartments)(1)                   5.900      06/01/2029   12/01/2009(A)         250,050
       80,000   Palm Beach County, FL HFA (Golden
                   Lake Hsg. Assoc.)(1)                     6.100      08/01/2029   08/01/2009(A)          80,035
      130,000   Palm Beach County, FL HFA (Pinnacle
                   Palms Apartments)(1)                     5.650      07/01/2031   06/01/2011(A)         130,243
      850,000   Palm Beach County, FL HFA (Windsor
                   Park Apartments)(1)                      5.850      12/01/2033   12/16/2027(B)         809,693
      230,000   Palm Beach County, FL HFA (Windsor
                   Park Apartments)(1)                      5.900      06/01/2038   07/05/2036(B)         218,691
    1,100,000   Palm Glades, FL Community Devel.
                   District(1)                              4.850      05/01/2011   08/01/2010(B)         696,762
      800,000   Pasco County, FL HFA (Pasco Woods)(1)       5.800      08/01/2029   02/01/2011(A)         803,168
      310,000   Pinellas County, FL HFA(1)                  5.500      03/01/2036   04/01/2010(B)         286,654
    3,670,000   Pinellas County, FL HFA (Oaks of
                   Clearwater)(1)                           6.375      06/01/2019   12/01/2013(A)       3,685,818
       85,000   Pinellas County, FL HFA (Single
                   Family Hsg.)(1)                          5.450      09/01/2034   12/01/2009(C)          85,091
       25,000   Pinellas County, FL HFA (Single
                   Family Hsg.)(1)                          5.550      03/01/2032   05/01/2013(B)          24,861
    3,810,000   Pinellas County, FL HFA (Single
                   Family Mtg.)(1)                          5.500      09/01/2047   10/23/2012(B)       3,642,131
       15,000   Pinellas County, FL HFA, Series B(1)        6.200      09/01/2034   09/01/2012(A)          15,224


                  15 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Florida Continued
$      80,000   Port Everglades, FL Authority,
                Series A(1)                                 5.000%     09/01/2016   09/01/2009(A)  $       80,802
       80,000   Port Palm Beach, FL District(1)             5.500      09/01/2024   10/09/2022(B)          77,125
       15,000   Port St. Lucie, FL Special
                   Assessment(1)                            5.400      10/01/2016   10/01/2009(A)          15,003
      285,000   Santa Rosa Bay, FL Bridge Authority         6.250      07/01/2028   03/10/2026(B)         165,633
       50,000   St. Petersburg Beach, FL GO(1)              5.250      10/01/2013   10/01/2009(A)          50,156
       65,000   Tallahassee, FL Health Facilities
                   (Tallahassee Memorial Medical
                   Center)(1)                               6.000      12/01/2015   12/01/2009(A)          65,039
       10,000   Tampa, FL Solid Waste (McKay Bay
                   Refuse-to-Energy)(1)                     5.250      10/01/2014   10/01/2010(A)          10,054
      105,000   Tampa, FL Solid Waste (McKay Bay
                   Refuse-to-Energy)(1)                     5.250      10/01/2016   10/01/2010(A)         105,256
       25,000   University of South Florida
                   (University Bookstore)(1)                6.000      07/01/2014   07/01/2009(A)          25,086
      860,000   Village, FL Community Devel.
                   District(1)                              7.625      05/01/2017   03/01/2010(C)         862,855
      100,000   Volusia County, FL Educational
                   Facility Authority (Stetson
                   University)(1)                           5.500      06/01/2022   11/01/2009(A)         100,074
      180,000   Volusia County, FL Health Facilities
                   Authority (John Knox Village of
                   Florida)(1)                              6.000      06/01/2017   12/01/2009(A)         180,004
       10,000   Volusia County, FL HFA (Spring Arbor
                   Apartments)(1)                           5.200      08/01/2023   02/01/2010(A)          10,019
    1,000,000   Waterford Estates, FL Community
                   Devel. District Special
                   Assessment(5)                            5.125      05/01/2013   05/01/2013            454,870
    1,000,000   Watergrass, FL Community Devel.
                   District Special Assessment(1)           4.875      11/01/2010   11/01/2010            594,850
                                                                                                   --------------
                                                                                                      158,954,052
                                                                                                   --------------
Georgia--3.6%
       80,000   Acworth, GA Hsg. Authority (Wingate
                   Falls Apartments)(1)                     6.125      03/01/2017   09/01/2009(A)          80,082
       45,000   Acworth, GA Hsg. Authority (Wingate
                   Falls Apartments)(1)                     6.200      03/01/2027   09/01/2009(A)          45,023
      700,000   Albany-Dougherty, GA Payroll Devel.
                   Authority (Proctor & Gamble
                   Company)(1)                              5.300      05/15/2026   05/15/2026            672,644
    2,045,000   Atlanta, GA Devel. Authority Student
                   Hsg. (Clark Atlanta University)(1)       6.000      07/01/2036   02/25/2032(B)       1,150,353
      140,000   Atlanta, GA Devel. Authority Student
                   Hsg. (Clark Atlanta University)(1)       6.250      07/01/2036   05/13/2032(B)          81,722
       40,000   Atlanta, GA GO(1)                           5.000      12/01/2016   07/01/2009(A)          44,484
       20,000   Atlanta, GA Hsg. Authority (Village
                   at Castleberry)(1)                       5.300      02/20/2029   11/05/2024(B)          19,704


                  16 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Georgia Continued
$      75,000   Atlanta, GA Hsg. Authority (Village
                   at Castleberry)(1)                       5.400%     02/20/2039   10/03/2034(B)  $       72,626
      900,000   Atlanta, GA Tax Allocation
                   (Eastside)(1)                            5.625      01/01/2016   03/27/2012(B)         834,894
       80,000   Atlanta, GA Urban Residential Finance
                   Authority (Fulton Cotton Mill)(1)        6.000      05/20/2017   11/20/2009(A)          80,081
       60,000   Atlanta, GA Urban Residential Finance
                   Authority (Fulton Cotton Mill)(1)        6.125      05/20/2027   11/20/2009(A)          60,044
    1,110,000   Chatham County, GA Hospital Authority
                   (Memorial Medical
                   Center-Savannah)(1)                      5.250      01/01/2016   02/07/2014(B)       1,069,174
    1,615,000   Chatham County, GA Hospital Authority
                   (Memorial Medical
                   Center-Savannah)(1)                      5.500      01/01/2021   02/21/2019(B)       1,522,993
      325,000   Chatham County, GA Hospital Authority
                   (Memorial Medical
                   Center-Savannah)(1)                      5.700      01/01/2019   01/01/2019            317,096
       75,000   Chatham County, GA Hospital Authority
                   (Memorial Medical
                   Center-Savannah)(1)                      6.125      01/01/2024   11/09/2022(B)          65,527
       95,000   Clayton County, GA Hsg. Authority
                   (Pointe Clear Apartments)(1)             5.650      07/01/2017   07/01/2009(A)          95,056
       80,000   Clayton County, GA Hsg. Authority
                   (Pointe Clear Apartments)(1)             5.750      07/01/2029   07/01/2009(A)          80,006
       10,000   Cobb County, GA Hsg. Authority
                   (Garrison Plantation)(1)                 5.750      07/01/2014   09/01/2009(A)          10,021
       15,000   Colquitt County, GA Hospital
                   Authority Anticipation
                   Certificates(1)                          5.500      03/01/2016   09/01/2009(A)          15,101
      250,000   Dalton, GA Devel. Authority (Hamilton
                   Health Care System)(1)                   5.250      08/15/2010   02/15/2010(A)         251,143
    9,295,000   East Point, GA (Camp Creek),
                Series B(1)                                 8.000      02/01/2026   11/01/2019(B)       8,856,927
    3,000,000   Floyd County, GA Devel. Authority
                   (Temple-Inland)(1)                       5.700      12/01/2015   12/01/2015          2,786,400
       20,000   Fulton County, GA Devel. Authority
                   (Cauley Creek Water)(1)                  5.250      02/01/2021   08/26/2019(B)          19,321
       45,000   Fulton County, GA Devel. Authority
                   (Clark Atlanta University)(1)            5.375      01/01/2020   06/02/2015(B)          40,871
       30,000   Fulton County, GA Hospital Authority
                   (Northside Hospital)(1)                  5.375      10/01/2012   10/01/2009(A)          30,010
   22,250,000   GA George L. Smith II Congress Center
                   Authority (Domed Stadium)(3)             5.500      07/01/2020   07/01/2010(A)      22,331,527
       20,000   GA HFA (Lake Vista Apartments)(1)           5.950      01/01/2027   07/01/2009(A)          20,011
       15,000   GA HFA (Single Family Mtg.)(1)              5.100      12/01/2020   06/28/2019(B)          14,167
       25,000   GA HFA (Single Family Mtg.)(1)              5.125      06/01/2019   12/01/2009(A)          25,002
       15,000   GA HFA (Single Family Mtg.)(1)              5.300      12/01/2022   06/01/2011(A)          15,056


                  17 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Georgia Continued
$     595,000   GA HFA (Single Family Mtg.)(1)              5.350%     12/01/2022   12/14/2011(A)  $      598,451
       90,000   GA HFA (Single Family Mtg.)(1)              5.500      12/01/2032   11/06/2030(B)          88,714
       50,000   GA HFA (Single Family Mtg.)(1)              5.550      12/01/2026   02/06/2011(B)          48,585
    5,545,000   GA Main Street Natural Gas(1)               5.000      03/15/2012   03/15/2012          5,437,649
   12,110,000   GA Main Street Natural Gas(1)               5.000      03/15/2013   03/15/2013         11,597,747
    2,860,000   GA Main Street Natural Gas(1)               5.000      03/15/2014   03/15/2014          2,706,046
       10,000   GA Municipal Assoc. (Atlanta
                   Detention Center)(1)                     5.000      12/01/2023   12/01/2009(A)          10,028
       55,000   GA Municipal Gas Authority (Warner
                   Robins)(1)                               6.125      01/01/2026   07/01/2009(A)          55,070
       40,000   GA Private Colleges & University
                   Authority (Mercer University)(1)         5.250      10/01/2013   10/01/2013             39,532
       10,000   Hinesville, GA Leased Hsg. Corp.
                   (Regency Park)(1)                        7.250      01/15/2011   01/15/2011             10,477
    4,570,000   Lawrenceville, GA Hsg. Authority
                   (Knollwood Park Apartments)(1)           6.250      12/01/2029   09/01/2009(A)       4,599,431
       60,000   Macon-Bibb County, GA Industrial
                   Authority(1)                             6.000      05/01/2013   11/01/2009(A)          60,061
       60,000   Macon-Bibb County, GA Industrial
                   Authority(1)                             6.100      05/01/2018   11/01/2009(A)          60,043
    1,000,000   McDuffie County, GA County Devel.
                   Authority (Temple-Inland)(1)             6.950      12/01/2023   12/01/2023            874,330
       15,000   Morgan County, GA Devel. Auth
                   (Georgia Kraft Company)(1)               6.750      08/01/2009   08/01/2009             15,071
       65,000   Richmond County, GA Devel. Authority
                   (International Paper Company)(1)         5.400      02/01/2023   02/01/2023             53,081
       50,000   Richmond County, GA Devel. Authority
                   (International Paper Company)(1)         5.800      12/01/2020   12/01/2020             43,919
      195,000   Richmond County, GA Devel. Authority
                   (International Paper Company)(1)         6.250      02/01/2025   02/01/2025            176,027
       10,000   Rome, GA New Public Hsg. Authority(1)       5.750      11/01/2010   11/01/2009(A)          10,658
      445,000   Vienna, GA Water & Sewer (Tyson
                   Foods)(1)                                5.625      09/01/2012   10/13/2010(B)         408,630
                                                                                                   --------------
                                                                                                       67,600,616
                                                                                                   --------------
Hawaii--1.2%
    6,770,000   HI Airports System(1)                       5.625      07/01/2018   07/01/2018          6,739,332
      180,000   HI Airports System(1)                       6.000      07/01/2019   07/01/2011(A)         180,958
       50,000   HI Dept. of Budget & Finance
                   (Hawaiian Electric Company)(1)           6.150      01/01/2020   01/01/2020             50,020
       30,000   HI Dept. of Budget & Finance Special
                   Purpose (Hawaii Pacific Health)(1)       6.400      07/01/2013   08/15/2011(C)          31,162


                  18 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Hawaii Continued
$     100,000   HI Dept. of Budget & Finance Special
                   Purpose (Hawaiian Electric
                   Company)(1)                              5.650%     10/01/2027   10/01/2027     $       91,579
   14,405,000   HI Dept. of Budget & Finance Special
                   Purpose (Hawaiian Electric
                   Company)(1)                              5.700      07/01/2020   07/01/2020         13,981,637
      200,000   HI Dept. of Budget & Finance Special
                   Purpose (Hawaiian Electric
                   Company)(1)                              6.200      11/01/2029   11/01/2029            192,606
       90,000   HI Harbor System, Series A(1)               5.750      07/01/2029   03/14/2025(B)          90,050
       90,000   HI HFDC (Single Family Mtg.)(1)             5.750      07/01/2030   07/01/2009(A)          91,706
      375,000   Kuakini, HI Health System (Kuakini
                   Health System/Kuakini Medical
                   Center/Kuakini Geriatric Care
                   Obligated Group)(1)                      6.375      07/01/2032   07/08/2028(B)         325,425
                                                                                                   --------------
                                                                                                       21,774,475
                                                                                                   --------------
Idaho--0.2%
       35,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.250      07/01/2011   01/01/2010(A)          35,382
      145,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.300      07/01/2027   01/01/2016(A)         146,109
       10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.400      07/01/2018   07/01/2009(C)          10,066
       20,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.400      07/01/2020   07/15/2009(C)          20,144
      145,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.550      07/01/2016   07/01/2009(A)         148,094
       15,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.600      07/01/2021   10/18/2010(C)          15,256
      205,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.625      07/01/2015   07/01/2009(A)         209,801
       10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          5.750      07/01/2016   07/01/2009(A)          10,269
       25,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          6.000      07/01/2029   03/01/2012(B)          24,813
       10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          6.050      01/01/2026   07/01/2009(A)          10,007
        5,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)(1)                          6.350      07/01/2016   07/01/2009(A)           5,005
       10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.), Series H-2(1)              6.200      07/01/2028   07/01/2009(A)          10,184
       60,000   ID Hsg. Agency (Single Family Mtg.)(1)      6.450      07/01/2027   07/01/2009(A)          60,871
        5,000   ID Hsg. Agency (Single Family Mtg.)(1)      6.700      07/01/2027   07/01/2009(A)           5,004
        5,000   ID Hsg. Agency (Single Family Mtg.),
                   Series A(1)                              6.125      07/01/2026   12/19/2010(A)           5,142
       15,000   Malad, ID Water(1)                          5.500      03/01/2014   09/01/2009(A)          15,038


                  19 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Idaho Continued
$   2,395,000   Pocatello, ID Devel. Authority
                   Revenue Allocation Tax Increment,
                   Series A(1)                              5.500%     08/01/2017   02/08/2014(B)  $    2,065,759
    1,000,000   Power County, ID Pollution Control
                   (FMC Corp.)(1)                           5.625      10/01/2014   10/01/2014            965,130
                                                                                                   --------------
                                                                                                        3,762,074
                                                                                                   --------------
Illinois--8.4%
      850,000   Bedford Park, IL Tax(1)                     5.125      12/30/2018   01/11/2018(B)         671,679
    1,680,000   Bryant, IL Pollution Control (Central
                   Illinois Light Company)(1)               5.900      08/01/2023   08/01/2023          1,608,684
       25,000   Bryant, IL Pollution Control (Central
                   Illinois Light Company)(1)               5.900      08/01/2023   08/05/2009(A)          25,004
      715,000   Bryant, IL Pollution Control (Central
                   Illinois Light Company)(1)               5.900      08/01/2023   08/05/2009(A)         715,107
      125,000   Chatham Area, IL Public Library
                   District(1)                              6.300      02/01/2010   08/01/2009(A)         125,601
      190,000   Chicago, IL (Single Family Mtg.)(1)         6.300      09/01/2029   09/01/2013(A)         192,022
      105,000   Chicago, IL (Single Family Mtg.),
                   Series A(1)                              7.150      09/01/2031   03/01/2010(A)         108,562
       25,000   Chicago, IL Metropolitan Hsg. Devel.
                   Corp.(1)                                 6.850      07/01/2022   07/01/2009(A)          25,038
      130,000   Chicago, IL Midway Airport(1)               5.750      01/01/2017   07/01/2009(A)         130,044
       65,000   Chicago, IL Midway Airport,
                Series A(1)                                 5.000      01/01/2028   05/14/2025(B)          57,862
   33,005,000   Chicago, IL Midway Airport,
                Series A(1)                                 5.500      01/01/2029   07/01/2009(A)      33,005,330
    1,120,000   Chicago, IL Midway Airport, Series
                   B(1)                                     5.625      01/01/2029   03/21/2026(B)       1,070,854
      390,000   Chicago, IL Midway Airport, Series
                   B(1)                                     5.750      01/01/2022   07/01/2009(A)         390,016
       25,000   Chicago, IL Multifamily Hsg. (Archer
                   Courts Apartments)(1)                    5.500      12/20/2019   10/20/2011(A)          25,372
       75,000   Chicago, IL Multifamily Hsg. (Hearts
                   United Apartments)(1)                    5.600      01/01/2041   01/01/2016(A)          75,854
       25,000   Chicago, IL Multifamily Hsg. (St.
                   Edmund's Village)(1)                     6.125      09/20/2024   09/20/2011(A)          25,575
   13,700,000   Chicago, IL O'Hare International
                   Airport(1)                               5.500      01/01/2016   01/01/2010(A)      13,720,276
    5,000,000   Chicago, IL O'Hare International
                   Airport(1)                               5.625      01/01/2020   01/01/2020          4,943,450
    8,000,000   Chicago, IL O'Hare International
                   Airport(1)                               5.750      01/01/2023   01/01/2014(A)       8,101,040
       60,000   Chicago, IL O'Hare International
                   Airport (General Airport)(1)             5.250      01/01/2030   08/18/2029(B)          56,004
       60,000   Chicago, IL O'Hare International
                   Airport (General Airport)(1)             5.250      01/01/2034   04/07/2032(B)          51,654
       15,000   Chicago, IL O'Hare International
                   Airport (General Airport)(1)             5.500      01/01/2011   01/01/2011             15,020


                  20 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Illinois Continued
$       5,000   Chicago, IL O'Hare International
                   Airport (General Airport), Series
                   A(1)                                     5.250%     01/01/2023   01/01/2023     $        4,723
      325,000   Chicago, IL O'Hare International
                   Airport (General Airport), Series
                   A(1)                                     5.500      01/01/2016   07/01/2009(A)         325,020
       15,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility
                   Charge)(1)                               5.350      01/01/2026   07/07/2025(B)          14,137
       40,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility
                   Charge)(1)                               5.375      01/01/2032   08/26/2029(B)          35,406
       20,000   Greenville, IL Educational Facilities
                   Authority (Greenville College)(1)        6.000      12/01/2009   12/01/2009             20,019
   12,280,000   Hodgkins, IL Environmental
                   Improvement (Metropolitan
                   Biosolids Management)(1)                 6.000      11/01/2015   11/01/2009(A)      12,280,491
       15,000   IL Dept. of Central Mangement
                   Services COP(1)                          6.200      07/01/2014   07/01/2009(A)          15,129
    1,250,000   IL Devel. Finance Authority (Adams
                   County Mental Health Center/Adult
                   Comprehensive Human Services
                   Obligated Group)(1)                      6.000      07/01/2015   03/01/2012(B)       1,248,138
       20,000   IL Devel. Finance Authority
                   (Community Rehabilitation
                   Providers)(1)                            5.700      07/01/2019   04/12/2017(B)          18,059
        5,000   IL Devel. Finance Authority
                   (Community Rehabilitation
                   Providers)(1)                            6.050      07/01/2019   01/01/2011(B)           4,812
       10,000   IL Devel. Finance Authority (Lester
                   and Rosalie Anixter Center/CCAR
                   Industries Obligated Group)(1)           5.500      07/01/2012   10/01/2010(B)           9,870
    2,540,000   IL Devel. Finance Authority (Olin
                   Corp.)(1)                                6.750      03/01/2016   03/01/2016          2,362,479
    3,500,000   IL Devel. Finance Authority (Provena
                   Health)                                  5.750      05/15/2014   05/15/2010(B)       3,513,405
       30,000   IL Devel. Finance Authority (Round
                   Lake)(1)                                 5.450      01/01/2019   07/01/2009(A)          30,026
        5,000   IL Devel. Finance Authority
                   (Watseka)(1)                             5.750      01/01/2016   07/01/2009(A)           5,017
   23,605,000   IL Devel. Finance Authority
                   Environmental Facilities (Citgo
                   Petroleum Corp.)(1)                      8.000      06/01/2032   06/01/2032         23,011,098
      945,000   IL Devel. Finance Authority Pollution
                   Control (Illinois Power Company)(1)      5.700      02/01/2024   02/01/2024            893,942
       80,000   IL Devel. Finance Authority Water
                   Facilities (Northern Illinois
                   Water Company)(1)                        5.000      02/01/2028   02/01/2028             70,616
      285,000   IL Devel. Finance Authority Water
                   Facilities (Northern Illinois
                   Water Company)(1)                        5.500      12/01/2026   12/01/2026            272,679
       50,000   IL Educational Facilities Authority
                   (Robert Morris College)(1)               5.250      06/01/2014   12/01/2009(A)          50,129


                  21 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Illinois Continued
$     100,000   IL Educational Facilities Authority
                   (Robert Morris College)(1)               5.375%     06/01/2015   12/01/2009(A)  $      100,270
    1,395,000   IL GO(1)                                    5.125      12/01/2017   12/01/2009(A)       1,398,669
    2,280,000   IL GO(1)                                    5.250      12/01/2020   12/01/2009(A)       2,285,540
   20,200,000   IL Health Facilities Authority
                   (Bromenn Healthcare)(1)                  6.250      08/15/2018   08/01/2009(A)      20,211,716
       40,000   IL Health Facilities Authority
                   (Condell Medical Center/Medical
                   Center Properties Obligated
                   Group)(1)                                6.350      05/15/2015   05/15/2010(A)          42,404
       25,000   IL Health Facilities Authority (Holy
                   Family Medical Center)(1)                5.125      08/15/2017   10/27/2014(B)          23,843
    5,117,000   IL Health Facilities Authority
                   (Ingalls Health System)(1)               6.250      05/15/2014   11/15/2009(A)       5,118,689
      705,000   IL Health Facilities Authority
                   (Loyola University Health
                   System)(1)                               5.375      07/01/2017   07/14/2016(B)         696,893
       50,000   IL Health Facilities Authority (Sarah
                   Bush Lincoln Health Center)(1)           6.000      02/15/2026   03/27/2018(B)          49,892
       25,000   IL Health Facilities Authority
                   (Sherman Health System)(1)               5.250      08/01/2027   09/07/2025(B)          20,751
      250,000   IL Health Facilities Authority
                   (Sherman Health System)(1)               5.500      08/01/2012   08/01/2009(A)         249,475
      105,000   IL Hsg. Devel. Authority (Homeowner
                   Mtg.)(1)                                 5.500      08/01/2026   04/01/2010(C)         105,294
    1,070,000   IL Hsg. Devel. Authority (Homeowner
                   Mtg.)(1)                                 5.500      08/01/2028   12/06/2023(B)       1,036,894
       95,000   IL Hsg. Devel. Authority (Homeowner
                   Mtg.)(1)                                 5.600      08/01/2027   02/01/2012(A)          95,312
       15,000   IL Hsg. Devel. Authority (Homeowner
                   Mtg.)(1)                                 5.600      08/01/2032   07/12/2029(B)          14,980
       10,000   IL Hsg. Devel. Authority (Homeowner
                   Mtg.)(1)                                 5.650      08/01/2031   05/01/2010(B)           9,984
      200,000   IL Hsg. Devel. Authority, Series
                   C-2(1)                                   5.250      08/01/2022   08/01/2012(A)         200,894
    8,400,000   IL Metropolitan Pier & Exposition
                   Authority(1)                             5.375      06/01/2014   12/01/2009(A)       8,415,540
      565,000   IL Metropolitan Pier & Exposition
                   Authority(1)                             6.500      06/15/2027   12/01/2009(A)         565,678
       15,000   IL Metropolitan Pier & Exposition
                   Authority(1)                             6.500      06/15/2027   12/01/2009(A)          15,018
       25,000   IL Sales Tax(1)                             5.000      06/15/2016   12/01/2009(A)          25,058
    2,795,000   IL Sales Tax(1)                             5.250      06/15/2018   12/01/2009(A)       2,803,133
       25,000   IL Sales Tax, Series U(1)                   5.000      06/15/2012   12/01/2009(A)          25,067
      175,000   Joliet, IL GO(1)                            6.250      01/01/2011   07/01/2009(A)         182,586
       40,000   Lake County, IL HFC, Series A(1)            6.800      05/01/2023   11/01/2009(A)          40,056
    4,510,000   Lombard, IL Public Facilities Corp.
                   (Conference Center & Hotel)(1)           5.500      01/01/2020   08/11/2018(B)       3,290,045
       35,000   Rockford, IL Mtg. (Faust Landmark
                   Apartments)(1)                           6.750      01/01/2018   07/01/2010(A)          35,396


                  22 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Illinois Continued
$     150,000   Southwestern IL Devel. Authority
                   (Illinois-American Water
                   Company)(1)                              5.000%     02/01/2028   02/01/2028     $      126,062
       50,000   Will-Kankakee, IL Regional Devel.
                   Authority (Consumers Illinois
                   Water Company)(1)                        5.400      09/01/2030   09/01/2030             42,598
                                                                                                   --------------
                                                                                                      156,552,980
                                                                                                   --------------
Indiana--0.4%
      100,000   De Kalb County, IN Redevel.
                   Authority(1)                             6.000      07/15/2018   07/15/2009(A)         100,008
    2,420,000   East Chicago, IN Exempt Facilities
                   (Inland Steel Company)(1)                6.700      11/01/2012   11/01/2012          2,297,040
       30,000   Fort Wayne, IN Sewage Works(1)              5.000      08/01/2012   08/01/2009(A)          30,080
       60,000   Frankfort, IN Middle Schools Building
                   Corp.(1)                                 5.500      07/10/2010   07/01/2009(A)          60,212
    2,000,000   Hammond, IN Redevel. District (Marina
                   Area)(1)                                 6.000      01/15/2017   05/10/2015(B)       1,781,320
      225,000   IN Devel. Finance Authority (USX
                   Corp.)(1)                                6.150      07/15/2022   07/15/2022            221,726
      240,000   IN Devel. Finance Authority (USX
                   Corp.)(1)                                6.250      07/15/2030   07/15/2030            235,452
       45,000   IN Health Facility Financing
                   Authority (Community Hospital of
                   Anderson)(1)                             6.000      01/01/2014   12/01/2009(A)          45,057
       15,000   IN Health Facility Financing
                   Authority (Community Hospital of
                   Anderson)(1)                             6.000      01/01/2023   07/01/2009(A)          15,001
      570,000   IN Health Facility Financing
                   Authority (Kings Daughters
                   Hospital Assoc.)(1)                      5.625      08/15/2027   04/03/2020(B)         513,923
       30,000   IN HFA (Single Family Mtg.)(1)              5.250      07/01/2023   08/15/2009(B)          29,180
       30,000   IN HFA (Single Family Mtg.)(1)              5.375      01/01/2023   01/01/2010(A)          30,029
        5,000   IN HFA (Single Family Mtg.)(1)              5.600      07/01/2021   03/01/2017(B)           4,948
      385,000   IN Hsg. & Community Devel. Authority
                   (Single Family Mtg.)(1)                  5.250      01/01/2037   03/15/2012(B)         379,052
      360,000   IN Municipal Power Agency,
                Series A(1)                                 5.300      01/01/2023   07/01/2009(A)         360,068
      645,000   Madison County, IN Hospital Authority
                   (Community Hospital of Anderson)(1)      8.000      01/01/2014   11/01/2009(A)         648,541
       40,000   New Albany, IN Hospital Facilities
                   (Mercy Health System)(1)                 5.625      01/01/2027   07/24/2022(B)          35,532
       25,000   Perry County, IN Redevel. Authority(1)      6.000      02/01/2012   08/01/2009(A)          25,051
       10,000   Petersburg, IN Pollution Control
                   (Indianapolis Power & Light
                   Company)(1)                              6.375      11/01/2029   11/01/2029              8,428
                                                                                                   --------------
                                                                                                        6,820,648
                                                                                                   --------------


                  23 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Iowa--0.1%
$      15,000   Des Moines, IA Aviation System,
                   Series B(1)                              5.125%     07/01/2018   08/06/2016(B)  $       14,973
       50,000   IA Finance Authority (Genesis Medical
                   Center)(1)                               5.200      07/01/2022   03/29/2020(B)          46,318
       20,000   IA Finance Authority (Trinity
                   Health)(1)                               6.000      12/01/2027   12/01/2011(B)          20,413
      800,000   IA Finance Authority Retirement
                   Community (Friendship Haven)(1)          5.250      11/15/2014   11/26/2013(B)         734,744
       75,000   IA Student Loan Liquidity Corp.(1)          6.125      12/01/2011   12/01/2009(A)          75,125
       20,000   Polk County, IA GO(1)                       5.000      06/01/2013   12/01/2009(A)          20,063
       15,000   University of Northern Iowa (Academic
                   Building)(1)                             5.100      07/01/2009   07/01/2009             15,002
                                                                                                   --------------
                                                                                                          926,638
                                                                                                   --------------
Kansas--3.2%
        5,000   Kansas City, KS Mtg. Revenue(1)             7.000      12/01/2011   12/01/2009(A)           5,013
       65,000   KS Devel. Finance Authority Health
                   Facilities (St. Lukes/Shawnee
                   Mission Health System)(1)                5.375      11/15/2026   10/21/2022(B)          61,183
      115,000   La Cygne, KS Pollution Control
                   (Kansas Gas & Electric Company)(1)       5.100      03/01/2023   03/01/2023            112,425
      675,000   Pittsburgh, KS Transportation Devel.
                   District (N. Broadway-Pittsburgh
                   Town Center)(1)                          4.800      04/01/2027   08/18/2020(B)         419,681
    7,990,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(3)                  5.250      12/01/2038   06/08/2016(C)       7,981,840
    6,980,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(3)                  5.250      12/01/2038   11/01/2009(A)       7,054,861
    6,230,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(3)                  5.550      06/01/2038   06/01/2021(A)       6,131,002
      660,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  5.650      12/01/2036   08/01/2011(C)         653,611
   16,340,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(3)                  5.800      12/01/2038   06/01/2015(B)      16,319,657
       35,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  5.850      06/01/2028   10/01/2010(B)          34,600
    1,825,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  5.850      06/01/2037   09/01/2015(C)       1,856,171
   12,970,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(3)                  5.875      06/01/2039   06/01/2020(A)      13,006,719
    1,465,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  5.900      12/01/2034   12/01/2017(B)       1,395,207
    2,100,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  5.900      12/01/2035   10/17/2013(C)       2,085,972
    1,740,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  6.000      12/01/2034   07/01/2011(B)       1,669,269
      185,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  6.950      06/01/2029   09/18/2009(C)         200,512


                  24 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Kansas Continued
$     460,000   Sedgwick & Shawnee Counties, KS Hsg.
                   (Single Family Mtg.)(1)                  7.600%     12/01/2031   12/15/2010(C)  $      468,754
       15,000   Shawnee, KS Multifamily Hsg.
                   (Thomasbrook Apartments)(1)              5.500      04/01/2024   10/01/2009(A)          15,009
                                                                                                   --------------
                                                                                                       59,471,486
                                                                                                   --------------
Kentucky--1.6%
       50,000   Jefferson County, KY Health
                   Facilities (JHHS)(1)                     5.750      01/01/2026   02/11/2024(B)          49,113
       55,000   Jefferson County, KY Health
                   Facilities (JHHS/JHP/JHF Obligated
                   Group)(1)                                5.700      01/01/2021   07/01/2009(A)          54,998
    2,535,000   Jefferson County, KY Health
                   Facilities (University Medical
                   Center)(1)                               5.500      07/01/2017   07/01/2009(A)       2,535,228
      120,000   Kenton County, KY Airport (Delta
                   Airlines)(5, 6, 7)                       8.000      12/01/2015   12/01/2015                 12
       50,000   KY EDFA (Pikeville Medical Center)(1)       5.625      02/01/2017   07/01/2009(A)          50,023
      110,000   KY EDFA (Pikeville Medical Center)(1)       5.700      02/01/2028   08/26/2023(B)         105,377
       30,000   KY EDFA (St. Claire Medical Center)(1)      5.625      09/01/2021   09/01/2009(A)          30,004
       25,000   KY Hsg. Corp.(1)                            5.300      07/01/2018   10/01/2010(B)          25,081
       15,000   KY Hsg. Corp.(1)                            5.350      01/01/2021   07/01/2011(A)          15,087
       15,000   KY Hsg. Corp.(1)                            5.450      07/01/2022   01/01/2012(A)          15,125
       20,000   KY Hsg. Corp., Series C(1)                  5.375      07/01/2027   01/01/2012(A)          20,109
       80,000   KY Infrastructure Authority(1)              5.700      06/01/2013   12/01/2009(A)          80,695
   26,220,000   Louisville & Jefferson County, KY
                   Metropolitan Government Health
                   Facilities (Jewish Hospital & St.
                   Mary's Healthcare)(1)                    6.000      02/01/2022   02/01/2013(A)      26,767,998
       30,000   Louisville & Jefferson County, KY
                   Metropolitan Sewer District(1)           5.250      05/15/2027   11/15/2009(A)          30,009
      100,000   Madison County, KY Industrial
                   Building (McCready Manor)(1)             5.300      06/01/2011   12/01/2009(A)         102,217
                                                                                                   --------------
                                                                                                       29,881,076
                                                                                                   --------------
Louisiana--5.1%
      120,000   Caddo Parish, LA Industrial Devel.
                   Board (Pennzoil Products
                   Company)(1)                              5.600      12/01/2028   12/01/2028            112,960
       70,000   Calcasieu Parish, LA Industrial
                   Devel. Board (Citgo Petroleum
                   Corp.)(1)                                6.000      07/01/2023   07/01/2023             57,089
      235,000   Calcasieu Parish, LA Industrial
                   Devel. Board (ConocoPhillips
                   Holding Co./E.I. Dupont de Nemours
                   Obligated Group)(1)                      5.750      12/01/2026   12/01/2026            232,441
    7,050,000   Calcasieu Parish, LA Industrial
                   Devel. Board Pollution Control
                   (Entergy Gulf States)(1)                 5.450      07/01/2010   07/01/2010          7,037,240
      495,000   Calcasieu Parish, LA Public Trust
                   Authority(1)                             5.000      04/01/2028   09/22/2009(C)         504,039


                  25 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Louisiana Continued
$     190,000   De Soto Parish, LA Environmental
                   Improvement (International Paper
                   Company)(1)                              5.600%     11/01/2022   11/01/2022     $      160,088
      140,000   De Soto Parish, LA Environmental
                   Improvement (International Paper
                   Company)(1)                              6.375      05/01/2025   05/01/2025            128,065
       40,000   East Baton Rouge, LA Mtg. Finance
                   Authority (Government National
                   Mortgage Assn. & FNMA Mtg.)(1)           5.600      04/01/2022   09/01/2011(B)          39,591
       10,000   East Baton Rouge, LA Mtg. Finance
                   Authority (Government National
                   Mortgage Assn. & FNMA Mtg.)(1)           5.700      10/01/2033   09/01/2011(B)           9,966
       10,000   East Baton Rouge, LA Mtg. Finance
                   Authority (Government National
                   Mortgage Assn. & FNMA Mtg.)(1)           6.200      10/01/2028   10/01/2009(A)          10,183
       35,000   East Baton Rouge, LA Mtg. Finance
                   Authority (Single Family Mtg.)(1)        5.500      10/01/2025   10/01/2009(A)          35,010
       30,000   East Baton Rouge, LA Mtg. Finance
                   Authority (Single Family Mtg.)(1)        6.350      10/01/2028   10/01/2009(A)          30,026
      135,000   Iberville Parish, LA Pollution
                   Control (Entergy Gulf States)(1)         5.700      01/01/2014   01/01/2014            130,357
    1,135,000   Jefferson Parish, LA Home Mtg.
                   Authority (Single Family Mtg.)(1)        5.550      06/01/2036   11/15/2011(B)       1,107,839
      550,000   Jefferson Parish, LA Home Mtg.
                   Authority (Single Family Mtg.)(1)        5.875      12/01/2021   07/01/2012(C)         551,799
      240,000   LA HFA (Single Family Mtg.)(1)              5.800      06/01/2035   02/01/2012(C)         237,197
       10,000   LA HFA (Single Family Mtg.)(1)              5.900      12/01/2011   09/01/2009(C)          10,288
       15,000   LA HFA (Single Family Mtg.)(1)              5.900      12/01/2011   06/01/2010(C)          15,435
    1,050,000   LA HFA (Single Family Mtg.)(1)              6.375      06/01/2033   06/01/2012(C)       1,077,678
      300,000   LA HFA (Single Family Mtg.)(1)              7.450      12/01/2031   08/31/2009(C)         308,238
       25,000   LA HFA (St. Dominic Assisted Care)(1)       6.300      09/01/2015   09/01/2009(A)          25,005
    2,070,000   LA Local Government EF&CD Authority
                   (Bellemont Apartments)(1)                6.000      09/01/2022   05/22/2018(B)       1,611,474
    7,000,000   LA Public Facilities Authority
                   (Centenary College)(1)                   5.625      02/01/2019   01/09/2015(B)       5,845,280
    6,000,000   LA Public Facilities Authority
                   (Louisiana Water Company)(1)             5.450      02/01/2013   08/01/2009(A)       6,005,280
      245,000   LA Public Facilities Authority (Touro
                   Infirmary)(1)                            5.625      08/15/2029   07/18/2026(B)         170,532
    7,500,000   LA State Citizens Property
                   Insurance(1)                             6.125      06/01/2024   06/01/2013(A)       7,836,975
    9,195,000   LA Tobacco Settlement Financing Corp.
                   (TASC)(1)                                5.875      05/15/2039   09/27/2016(B)       7,242,810
   52,510,000   LA Tobacco Settlement Financing Corp.
                   (TASC), Series B(1)                      5.500      05/15/2030   05/10/2011(B)      50,539,825
    2,000,000   Morehouse Parish, LA Pollution
                   Control (International Paper
                   Company)(1)                              5.250      11/15/2013   11/15/2013          1,913,640


                  26 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Louisiana Continued
$      25,000   New Orleans, LA Exhibit Hall Special
                   Tax (Ernest N. Morial)(1)                5.250%     07/15/2011   07/15/2011     $       24,290
      230,000   New Orleans, LA Exhibit Hall Special
                   Tax (Ernest N. Morial)(1)                5.600      07/15/2025   10/02/2022(B)         175,216
       20,000   New Orleans, LA Finance Authority
                   (Single Family Mtg.)(1)                  5.350      12/01/2028   08/20/2009(B)          19,217
        5,000   New Orleans, LA Home Mtg. Authority
                   (Single Family Mtg.)(1)                  6.000      12/01/2021   12/01/2009(A)           5,012
       30,000   New Orleans, LA Sewage Service(1)           5.400      06/01/2017   06/01/2017             26,409
       15,000   Orleans Parish, LA Parishwide School
                   District(1)                              5.000      09/01/2014   09/01/2014             14,334
       70,000   Orleans Parish, LA Parishwide School
                   District(1)                              5.000      09/01/2015   09/01/2015             65,708
       15,000   Orleans Parish, LA Parishwide School
                   District(1)                              5.125      09/01/2021   09/13/2020(B)          13,031
       55,000   Orleans Parish, LA Parishwide School
                   District(1)                              5.125      09/01/2022   10/10/2020(B)          47,192
       50,000   Orleans Parish, LA Parishwide School
                   District(1)                              5.300      09/01/2014   09/01/2014             48,438
      170,000   Orleans Parish, LA Parishwide School
                   District(1)                              5.375      09/01/2017   09/13/2016(B)         158,416
       15,000   Orleans Parish, LA School Board(1)          5.300      09/01/2012   09/01/2012             14,681
      110,000   Orleans Parish, LA School Board(1)          5.300      09/01/2013   09/01/2013            105,835
      150,000   Orleans Parish, LA School Board,
                   Series B(1)                              5.200      02/01/2014   01/18/2012(B)         140,922
    1,000,000   Orleans, LA Levee District(1)               5.950      11/01/2014   12/01/2009(A)       1,002,260
      340,000   Shreveport, LA Hsg. Authority (U.S.
                   Goodman Plaza)(1)                        6.100      08/01/2019   12/26/2015(B)         233,396
       10,000   Shreveport, LA Hsg. Authority (U.S.
                   Goodman Plaza)(1)                        6.125      08/01/2010   02/05/2010(B)           9,615
       35,000   Slidell, LA Utilities(1)                    5.550      04/01/2016   10/01/2009(A)          35,048
       30,000   St. John Baptist Parish, LA (USX
                   Corp.)(1)                                5.350      12/01/2013   12/01/2013             28,808
       25,000   Tangipahoa Parish, LA School Board
                   Sales & Use Tax(1)                       5.350      03/15/2010   11/01/2009(A)          25,078
                                                                                                   --------------
                                                                                                       95,179,256
                                                                                                   --------------
Maine--0.4%
    1,800,000   Jay, ME Environmental Improvement
                   (International Paper Company)(1)         6.250      09/01/2023   09/01/2023          1,636,830
      345,000   Jay, ME Solid Waste Disposal
                   (International Paper Company)(1)         5.125      06/01/2018   06/01/2018            297,435
    5,025,000   Jay, ME Solid Waste Disposal
                   (International Paper Company)(1)         6.200      09/01/2019   09/01/2019          4,740,585
    2,000,000   ME Finance Authority Solid Waste
                   Recycling Facilities (Great
                   Northern Paper)(5, 6)                    7.750      10/01/2022   10/01/2022            220,000
        5,000   ME H&HEFA, Series A(1)                      5.875      07/01/2025   07/01/2009(A)           5,005


                  27 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Maine Continued
$      15,000   ME H&HEFA, Series A(1)                      6.000%     07/01/2024   07/01/2009(A)  $       15,039
       30,000   ME Hsg. Authority(1)                        5.375      11/01/2012   05/15/2012(A)          30,063
       45,000   ME Hsg. Authority, Series C(1)              5.450      11/15/2023   11/15/2009(A)          45,006
       50,000   ME Municipal Bond Bank(1)                   5.300      11/01/2018   11/01/2009(A)          50,379
       15,000   ME Municipal Bond Bank, Series B(1)         5.850      11/01/2020   12/01/2009(A)          15,055
       85,000   ME Municipal Bond Bank, Series D(1)         6.300      11/01/2014   11/01/2009(A)          85,162
       25,000   Winslow, ME (Crowe Rope Industries)(1)      6.000      03/01/2012   09/01/2009(A)          25,056
                                                                                                   --------------
                                                                                                        7,165,615
                                                                                                   --------------
Maryland--0.3%
       65,000   Baltimore, MD Port Facilities (E.I.
                   DuPont de Nemours)(1)                    6.500      10/01/2011   10/01/2009(A)          65,027
      655,000   Baltimore, MD Port Facilities (E.I.
                   DuPont de Nemours)(1)                    6.500      10/01/2011   10/01/2009(A)         655,426
      435,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               5.125      04/01/2021   04/01/2011(A)         434,091
       90,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               5.150      03/01/2018   03/01/2010(A)          90,266
        5,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               5.350      07/01/2041   02/12/2037(B)           4,719
       25,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               5.375      09/01/2024   03/01/2011(A)          25,067
      245,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               5.650      07/01/2039   07/01/2009(A)         244,993
        5,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               5.850      07/01/2014   07/01/2010(A)           5,036
    2,600,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               6.000      07/01/2039   07/01/2009(A)       2,601,092
      500,000   MD Community Devel. Administration
                   (Dept. of Hsg.& Community
                   Devel.)(1)                               6.250      07/01/2031   01/01/2010(A)         501,735
       65,000   MD H&HEFA (Johns Hopkins Hospital)(1)       5.500      07/01/2026   02/15/2010(A)          64,996
       50,000   MD H&HEFA (Medlantic/Helix Parent)(1)       5.250      08/15/2013   07/01/2009(A)          50,422
       55,000   MD Industrial Devel. Financing
                   Authority (Bon Secours Health
                   System)(1)                               5.500      08/15/2020   09/22/2018(B)          54,215
       10,000   Montgomery County, MD Hsg.
                   Opportunities Commission
                   (Multifamily Mtg.), Series B(1)          6.400      07/01/2028   07/01/2009(A)          10,009


                  28 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Maryland Continued
$   1,350,000   Montgomery County, MD Hsg.
                   Opportunities Commission (Single
                   Family Mtg.)(1)                          5.750%     07/01/2029   09/01/2013(C)  $    1,350,135
       80,000   Prince Georges County, MD Hsg.
                   Authority (Langley Gardens
                   Apartments)(1)                           5.750      08/20/2029   08/20/2010(A)          79,999
       10,000   Prince Georges County, MD Hsg.
                   Authority (Single Family)(1)             6.150      08/01/2019   12/01/2009(C)          10,128
                                                                                                   --------------
                                                                                                        6,247,356
                                                                                                   --------------
Massachusetts--4.5%
       25,000   Concord, MA GO(1)                           4.900      07/15/2009   07/15/2009             25,047
       35,000   MA Devel. Finance Agency (Curry
                   College)(1)                              6.000      03/01/2031   09/27/2026(B)          32,404
    2,800,000   MA Devel. Finance Agency (Springfield
                   Res Rec)(1)                              5.625      06/01/2019   12/01/2009(A)       2,844,828
    3,865,000   MA Devel. Finance Agency (VOA Ayer)(1)      6.200      02/20/2046   02/20/2020(A)       4,001,319
    9,430,000   MA Educational Financing Authority(1)       5.300      01/01/2016   07/01/2010(A)       9,449,992
    1,455,000   MA Educational Financing Authority,
                   Series A(1)                              5.920      12/01/2014   12/01/2010(A)       1,476,825
      940,000   MA Educational Financing Authority,
                   Series A(1)                              6.000      12/01/2016   12/01/2009(A)         952,041
    1,150,000   MA Educational Financing Authority,
                   Series A(1)                              6.050      12/01/2017   12/01/2009(A)       1,161,845
       15,000   MA Educational Financing Authority,
                   Series E(1)                              5.750      07/01/2012   07/01/2012             15,019
       10,000   MA H&EFA (Beverly Hospital Corp.)(1)        5.625      07/01/2013   07/01/2009(A)          10,004
       70,000   MA H&EFA (Cape Cod Healthcare)(1)           5.450      11/15/2023   10/22/2019(B)          59,413
       50,000   MA H&EFA (Capital Asset Program)(1)         1.299(8)   07/01/2030   10/14/2019(B)          35,565
      155,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                   Obligated Group)(1)                      5.625      07/01/2020   08/10/2018(B)         135,859
      215,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                   Obligated Group)(1)                      5.700      07/01/2015   05/15/2012(B)         202,341
   17,300,000   MA H&EFA (Hebrew College)(1)                0.800(8)   07/01/2031   10/20/2024(B)      12,350,470
      180,000   MA H&EFA (Schepens Eye Research
                   Institute)(1)                            6.500      07/01/2028   09/28/2020(B)         139,183
    1,255,000   MA H&EFA (Valley Regional Health
                   System)(1)                               5.750      07/01/2018   01/23/2017(B)       1,137,883
      850,000   MA H&EFA (Valley Regional Health
                   System)(1)                               6.375      07/01/2014   07/18/2013(B)         837,182
    3,005,000   MA HFA (Rental Mtg.)(1)                     5.600      01/01/2045   09/18/2039(B)       2,914,970
       35,000   MA HFA (Rental)(1)                          6.050      07/01/2020   07/01/2009(A)          35,005
       15,000   MA HFA (Rental)(1)                          6.050      07/01/2020   07/01/2009(A)          14,998


                  29 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Massachusetts Continued
$  15,760,000   MA HFA (Rental)(1)                          6.150%     07/01/2032   07/01/2009(A)  $   15,762,206
    4,300,000   MA HFA (Rental)(1)                          6.150      07/01/2032   07/01/2009(A)       4,299,871
      120,000   MA HFA (Rental)(1)                          6.250      07/01/2040   07/01/2009(A)         120,017
       30,000   MA HFA (Rental)(1)                          6.250      07/01/2040   07/01/2009(A)          30,000
      130,000   MA HFA, Series A(1)                         5.050      06/01/2010   12/01/2009(A)         130,809
      210,000   MA HFA, Series A(1)                         5.150      12/01/2011   12/01/2009(A)         211,212
       35,000   MA HFA, Series A(1)                         5.500      07/01/2040   02/24/2035(B)          26,958
    2,000,000   MA HFA, Series A(1)                         6.000      07/01/2041   10/13/2036(B)       1,984,520
    4,200,000   MA HFA, Series H(1)                         6.650      07/01/2041   01/12/2031(A)       4,235,616
      550,000   MA Industrial Finance Agency (Arbors
                   at Taunton)(1)                           5.300      06/20/2019   06/20/2011(A)         551,661
      265,000   MA Industrial Finance Agency (Avon
                   Associates)(1)                           5.375      04/01/2020   02/03/2016(B)         254,623
    1,000,000   MA Industrial Finance Agency (Heights
                   Crossing)(1)                             6.150      02/01/2035   02/01/2022(B)         969,880
      910,000   MA Industrial Finance Agency
                   (Massachusetts American Water
                   Company)(6)                              6.250      12/01/2010   12/01/2009(A)         910,473
      930,000   MA Industrial Finance Agency
                   (Massachusetts American Water
                   Company)(1)                              6.750      12/01/2025   01/18/2024(B)         834,833
    2,130,000   MA Industrial Finance Agency
                   (Massachusetts American Water
                   Company)(1)                              6.900      12/01/2029   07/01/2028(B)       1,856,231
    1,000,000   MA Port Authority (Delta Air Lines)(1)      5.500      01/01/2019   01/01/2019            684,820
   16,500,000   MA Port Authority (Delta Air Lines)(1)      5.500      01/01/2022   01/01/2022         10,485,915
       25,000   MA Port Authority (US Airways)(1)           5.500      09/01/2009   09/01/2009             24,333
      225,000   MA Port Authority (US Airways)(1)           5.750      09/01/2016   10/12/2014(B)         170,174
      435,000   MA Port Authority (US Airways)(1)           6.000      09/01/2021   10/13/2019(B)         329,117
    1,095,000   MA Turnpike Authority, Series A(1)          5.125      01/01/2023   08/24/2020(B)       1,021,591
      950,000   MA Turnpike Authority, Series A(1)          5.550      01/01/2017   07/01/2009(A)         953,648
                                                                                                   --------------
                                                                                                       83,680,701
                                                                                                   --------------
Michigan--0.9%
      500,000   Detroit, MI GO(1)                           5.250      04/01/2014   04/01/2014            459,675
      225,000   Detroit, MI Local Devel. Finance
                   Authority (Chrysler Corp.)(1)            5.375      05/01/2018   08/27/2014(B)         104,272
       25,000   Farmington Hills, MI EDC (Botsford
                   General Hospital)(1)                     5.700      02/15/2015   10/13/2012(B)          24,830
      155,000   Flint, MI Hospital Building Authority
                   (Hurley Medical Center)(1)               5.375      07/01/2020   01/23/2019(B)         120,407
       10,000   Huron Shore, MI Regional Utility
                   Authority (Water& Sewer System)(1)       5.625      05/01/2015   05/01/2011             10,191
       20,000   Kalamazoo, MI (Downtown Devel.)(1)          6.000      04/01/2013   10/01/2009(A)          20,251
       20,000   MI Higher Education Student Loan
                   Authority(1)                             5.400      06/01/2018   06/01/2018             19,034


                  30 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Michigan Continued
$     250,000   MI Hospital Finance Authority
                   (Detroit Medical Center Obligated
                   Group)(1)                                5.250%     08/15/2028   07/25/2027(B)  $      154,020
       50,000   MI Hospital Finance Authority
                   (Holland Community Hospital)(1)          5.625      01/01/2028   03/21/2025(B)          47,229
       20,000   MI Hospital Finance Authority (St.
                   John Hospital)(1)                        5.750      05/15/2016   11/15/2009(A)          20,890
      680,000   MI Hsg. Devel. Authority (Rental
                   Hsg.)(1)                                 6.100      10/01/2033   05/12/2017(B)         667,270
       75,000   MI Hsg. Devel. Authority, Series A(1)       5.300      10/01/2037   04/01/2010(B)          70,706
       25,000   MI Municipal Bond Authority(1)              7.100      11/01/2014   11/01/2009(A)          25,111
    1,035,000   MI Public Educational Facilities
                   Authority (Old Redford Academy)(1)       5.000      12/01/2013   01/05/2012(B)         967,280
      520,000   MI Strategic Fund Limited Obligation
                   (Ford Motor Company), Series A           6.550      10/01/2022   10/01/2022            349,450
    1,425,000   MI Strategic Fund Solid Waste (S.D.
                   Warren & Company)(1)                     7.375      01/15/2022   01/15/2022          1,107,011
   12,980,000   MI Tobacco Settlement Finance
                   Authority(1)                             5.125      06/01/2022   07/12/2013(B)      10,596,223
      750,000   Mount Clemens, MI Hsg. Corp. (FHA
                   Section 8), Series A(1)                  6.600      06/01/2022   12/01/2009(A)         750,990
       55,000   Wayne, MI Charter County Airport
                   (Detroit Metropolitan Wayne
                   County)(1)                               5.000      12/01/2019   12/01/2019             49,517
      830,000   Wayne, MI Charter County Airport
                   (Detroit Metropolitan Wayne
                   County)(1)                               5.250      12/01/2012   12/01/2010(A)         836,051
       20,000   Wayne, MI Charter County Airport
                   (Detroit Metropolitan Wayne
                   County)(1)                               5.250      12/01/2014   12/01/2014             19,740
       25,000   Wayne, MI Charter County Airport
                   (Detroit Metropolitan Wayne
                   County)(1)                               5.250      12/01/2018   12/01/2018             23,205
       10,000   Wayne, MI Charter County Airport
                   (Detroit Metropolitan Wayne
                   County)(1)                               5.375      12/01/2015   12/01/2015              9,795
       25,000   Wexford County, MI Water Supply
                   System(1)                                5.850      11/01/2012   11/01/2009(A)          25,818
                                                                                                   --------------
                                                                                                       16,478,966
                                                                                                   --------------
Minnesota--3.5%
       60,000   Becker, MN Pollution Control
                   (Northern States Power Company)(1)       8.500      03/01/2019   08/27/2012(A)          67,584
   58,000,000   Becker, MN Pollution Control
                   (Northern States Power Company)(1)       8.500      04/01/2030   08/27/2012(A)      63,870,760
       45,000   Minneapolis, MN Multifamily Hsg.
                   (Riverside Plaza)(1)                     5.100      12/20/2018   01/10/2010(A)          45,010


                  31 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Minnesota Continued
$     800,000   MN Agricultural & Economic Devel.
                   Board(1)                                 7.250%     08/01/2020   05/09/2015(B)  $      759,720
      205,000   MN HFA (Single Family Mtg.)(1)              5.600      07/01/2013   07/01/2009(A)         205,453
      885,000   St. Paul, MN Hsg. & Redevel.
                   Authority (559 Capital
                   Blvd./HSJH/BLMC/DRH/HESJH
                   Obligated Group)(1)                      5.700      11/01/2015   06/30/2013(B)         822,767
                                                                                                   --------------
                                                                                                       65,771,294
                                                                                                   --------------
Mississippi--0.6%
    3,000,000   Adams County, MS Environmental
                   Improvement (International Paper
                   Company)(1)                              6.250      09/01/2023   09/01/2023          2,728,050
      285,000   Biloxi, MS Hsg. Authority (Beauvoir
                   Apartments)(1)                           6.250      09/01/2031   02/03/2027(B)         177,846
       60,000   Gulfport, MS Hospital Facility
                   (Memorial Hospitalat Gulfport)(1)        6.125      07/01/2015   07/01/2009(A)          60,044
      300,000   Jackson County, MS Port Improvement(1)      5.250      05/01/2012   11/01/2009(A)         300,243
      290,000   Jackson County, MS Port Improvement(1)      5.250      05/01/2013   11/01/2009(A)         290,154
      100,000   MS Business Finance Corp. (Bomaine
                   Corp.)(1)                                5.750      05/01/2015   05/01/2015             91,816
      200,000   MS Devel. Bank Special Obligation(1)        5.500      07/01/2031   07/01/2031            193,802
       10,000   MS Higher Education Assistance Corp.
                   (Student Loan)(1)                        6.800      09/01/2016   09/01/2016              8,646
    2,750,000   MS Higher Education Assistance Corp.,
                   Series C(1)                              6.750      09/01/2014   09/01/2014          2,487,155
      245,000   MS Higher Education Assistance Corp.,
                   Series C(1)                              7.500      09/01/2009   09/01/2009            244,407
      395,000   MS Home Corp. (Single Family Mtg.)(1)       5.300      12/01/2023   05/26/2011(B)         384,465
    3,150,000   MS Home Corp. (Single Family Mtg.)(1)       6.350      06/01/2030   10/05/2009(C)       3,214,292
      345,000   MS Home Corp. (Single Family Mtg.)(1)       6.700      12/01/2029   12/01/2012(A)         355,347
      140,000   MS Home Corp. (Valley State Student
                   Hsg.)                                    5.200      12/01/2023   01/08/2022(B)          64,659
      105,000   MS Home Corp. (Valley State Student
                   Hsg.)                                    5.300      12/01/2028   01/08/2027(B)          48,345
       20,000   MS Home Corp., Series A(1)                  6.300      06/01/2031   06/01/2014(A)          20,357
       50,000   MS Small Business Enterprise(1)             5.700      12/01/2013   12/01/2009(A)          50,082
       20,000   Tupelo, MS GO(1)                            5.900      08/01/2013   08/01/2009(A)          20,075
    1,075,000   Warren County, MS Environmental
                   Improvement (International Paper
                   Company)(1)                              6.250      09/01/2023   09/01/2023            977,551
                                                                                                   --------------
                                                                                                       11,717,336
                                                                                                   --------------


                  32 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Missouri--0.7%
$      20,000   Bates County, MO Hospital (Bates
                   County Memorial Hospital)(1)             5.700%     03/01/2026   04/09/2024(B)  $       16,890
      175,000   Belton, MO Tax Increment (Belton Town
                   Center)(1)                               5.000      03/01/2014   09/06/2013(B)         159,198
      125,000   Belton, MO Tax Increment (Belton Town
                   Center)(1)                               5.125      03/01/2015   03/01/2015            111,055
      100,000   Belton, MO Tax Increment (Belton Town
                   Center)(1)                               5.250      03/01/2016   03/01/2016             87,087
    1,100,000   Branson, MO IDA (Branson Hills
                   Redevel.)(1)                             6.250      05/01/2013   05/05/2011(B)       1,051,413
    4,095,000   Hanley/Eager Road, MO Transportation
                   Devel. District(1)                       6.750      12/01/2028   07/01/2009(A)       4,096,638
    1,170,000   Kansas City, MO Special Facilities
                   (MCI Overhaul Base)(1)                   5.625      09/01/2017   09/01/2017          1,141,148
    1,200,000   Kansas City, MO Tax Increment
                   (Briarcliff West)(1)                     5.150      06/01/2016   08/01/2013(B)       1,054,620
      150,000   Lake of the Ozarks, MO Community
                   Bridge Corp.(1)                          5.250      12/01/2026   03/24/2024(B)         106,035
       20,000   Lees Summit, MO Tax (Summitwoods
                   Crossing)(1)                             6.250      05/01/2017   06/25/2015(B)          18,397
    1,045,000   Maplewood, MO Tax (Maplewood South
                   Redevel.)(1)                             5.200      11/01/2022   09/01/2012(B)         794,388
       10,000   MO Environmental Improvement & Energy
                   Resources Authority(1)                   5.100      01/01/2011   07/01/2009(A)          10,019
       35,000   MO Environmental Improvement & Energy
                   Resources Authority(1)                   5.125      01/01/2019   07/01/2009(A)          35,098
      205,000   MO Environmental Improvement & Energy
                   Resources Authority
                   (Missouri-American Water
                   Company)(1)                              5.900      03/01/2030   03/01/2030            190,222
      320,000   MO Environmental Improvement & Energy
                   Resources Authority (St. Joseph
                   Light & Power)(1)                        5.850      02/01/2013   08/01/2009(A)         320,298
       25,000   MO Environmental Improvement & Energy
                   Resources Authority (Tri County
                   Water Authority)(1)                      5.750      04/01/2019   05/11/2017(B)          24,361
       25,000   MO H&EFA (St. Lukes-Shawnee Mission
                   Health System)(1)                        5.375      11/15/2021   12/24/2019(B)          23,737
       35,000   MO HDC (Single Family Hsg.)(1)              6.100      09/01/2024   09/01/2009(A)          35,272
      620,000   MO HDC (Single Family Hsg.)(1)              6.450      09/01/2029   09/01/2009(A)         643,492
      480,000   MO HDC (Single Family Hsg.)(1)              6.950      09/01/2030   09/01/2009(A)         487,502
       10,000   MO HDC (Single Family Mtg.)(1)              6.200      09/01/2025   11/20/2009(C)          10,161
       15,000   MO HDC (Single Family-Homeownership
                   Loan)(1)                                 5.550      09/01/2018   03/01/2011(A)          15,177
       30,000   MO HDC (Truman Farm Villas)(1)              5.750      10/01/2011   10/01/2009(A)          30,048
       20,000   MO Higher Education Student Loan
                   Authority(1)                             5.650      02/15/2010   08/15/2009(A)          20,043


                  33 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Missouri Continued
$     200,000   Raymore, MO Tax Increment(1)                5.000%     03/01/2012   03/01/2012     $      189,164
      300,000   Raymore, MO Tax Increment(1)                5.000      03/01/2013   03/01/2013            274,452
      275,000   Raymore, MO Tax Increment(1)                5.125      03/01/2014   03/01/2014            246,538
      230,000   Raymore, MO Tax Increment(1)                5.125      03/01/2015   03/01/2015            199,541
    2,150,000   Richmond Heights, MO Tax Increment &
                   Transportation Sales Tax(1)              5.200      11/01/2021   07/21/2015(B)       1,662,445
       35,000   Sikeston, MO Electric(1)                    5.000      06/01/2022   01/21/2020(B)          31,386
      500,000   St. Joseph, MO IDA (Shoppes at North
                   Village)(1)                              5.100      11/01/2019   06/06/2018(B)         421,370
       10,000   St. Louis County, MO IDA (South
                   Summit Apartments)(1)                    6.050      04/20/2027   10/20/2009(A)          10,009
      675,000   Strother, MO Interchange
                   Transportation Devel. District
                   (Lees Summit)(1)                         5.000      05/01/2024   02/03/2012(B)         485,717
       10,000   University City, MO IDA (Canterbury
                   Gardens)(1)                              5.900      12/20/2020   01/01/2010(A)          10,003
                                                                                                   --------------
                                                                                                       14,012,924
                                                                                                   --------------
Montana--0.5%
      215,000   Crow, MT Finance Authority (Tribal)(1)      5.700      10/01/2027   10/01/2009(A)         215,432
       20,000   MT Board of Hsg. (Single Family
                   Mtg.)(1)                                 5.450      06/01/2027   05/01/2015(B)          19,976
    1,115,000   MT Board of Hsg. (Single Family
                   Mtg.)(1)                                 5.600      12/01/2023   09/01/2009(B)       1,103,973
        5,000   MT Board of Hsg. (Single Family
                   Mtg.)(1)                                 5.750      06/01/2030   12/01/2009(B)           5,000
    3,195,000   MT Board of Hsg. (Single Family
                   Mtg.)(1)                                 5.750      12/01/2035   11/01/2010(B)       3,174,201
    2,530,000   MT Board of Hsg. (Single Family
                   Mtg.)(1)                                 6.000      12/01/2029   03/01/2020(B)       2,529,949
    2,330,000   MT Higher Education Student
                   Assistance Corp.(1)                      6.400      12/01/2032   12/01/2032          2,200,615
                                                                                                   --------------
                                                                                                        9,249,146
                                                                                                   --------------
Multi States--1.2%
   10,000,000   Centerline Equity Issuer Trust(1)           6.000      04/30/2015   04/30/2015         10,271,500
    6,000,000   Munimae TE Bond Subsidiary(1)               5.125      11/29/2049   09/30/2015(D)       4,246,320
    8,000,000   Munimae TE Bond Subsidiary(1)               5.300      11/29/2049   09/30/2015(D)       5,273,520
    3,000,000   Munimae TE Bond Subsidiary(1)               5.500      11/29/2049   09/30/2015(B)       1,831,110
                                                                                                   --------------
                                                                                                       21,622,450
                                                                                                   --------------
Nebraska--0.3%
       35,000   Dawson County, NE Sanitation &
                   Improvement District (IBP)(1)            5.550      02/01/2017   08/26/2015(B)          30,314
      125,000   NE Central Plains Gas Energy(1)             5.000      12/01/2013   12/01/2013            123,259
       10,000   NE Investment Finance Authority
                   (Kearney Plaza)(1)                       7.500      12/01/2023   07/01/2009(A)          10,020


                  34 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Nebraska Continued
$       5,000   NE Investment Finance Authority
                   (Multifamily Hsg.)(1)                    6.000%     12/01/2015   12/01/2009(A)  $        5,003
       30,000   NE Investment Finance Authority
                   (Multifamily Hsg.)(1)                    6.200      06/01/2028   12/01/2009(A)          30,016
       20,000   NE Investment Finance Authority
                   (Single Family Hsg.)(1)                  5.350      09/01/2032   12/01/2012(B)          19,729
      100,000   NE Investment Finance Authority
                   (Single Family Hsg.)(1)                  5.650      03/01/2028   09/01/2009(A)         100,001
      490,000   NE Student Loan (Nebhelp)(1)                6.000      06/01/2028   09/12/2020(B)         470,719
    3,805,000   NE Student Loan (Nebhelp)(1)                6.400      06/01/2013   12/01/2010(C)       3,865,690
       65,000   NE Student Loans (Nebhelp)(1)               5.875      06/01/2014   09/10/2009(A)          65,055
      105,000   Sarpy County, NE Sanitation &
                   Improvement Districts No. 179
                   (Eagle Crest)(1)                         5.700      10/01/2021   10/01/2009(A)         105,017
                                                                                                   --------------
                                                                                                        4,824,823
                                                                                                   --------------
Nevada--0.6%
      400,000   Clark County, NV Industrial Devel.
                   (Southwest Gas Corp.)(1)                 5.450      03/01/2038   03/01/2013(D)         397,804
    5,200,000   Director of the State of NV Dept. of
                   Business & Industry (Las Vegas
                   Monorail)                                5.625      01/01/2032   01/26/2031(B)       1,610,232
    2,500,000   Director of the State of NV Dept. of
                   Business & Industry (Las Vegas
                   Monorail)                                5.625      01/01/2034   07/15/2033(B)         774,000
    7,055,000   Las Vegas, NV Paiute Tribe, Series
                   A(1)                                     6.125      11/01/2012   05/30/2010(B)       6,961,521
      200,000   Las Vegas, NV Paiute Tribe, Series
                   A(1)                                     6.625      11/01/2017   11/13/2015(B)         185,476
      100,000   Las Vegas, NV Special Improvement
                   District (Sumerlin Village)(1)           5.375      06/01/2014   06/01/2014             78,905
      250,000   Las Vegas, NV Special Improvement
                   District (Sumerlin Village)(1)           5.500      06/01/2015   06/01/2015            188,733
      115,000   NV Hsg. Division (Campaige Place)(1)        5.450      10/01/2018   10/01/2009(A)         115,049
       45,000   NV Hsg. Division (Multi-Unit Hsg.)(1)       5.550      10/01/2028   07/28/2024(B)          44,161
      290,000   NV Hsg. Division (Multi-Unit Hsg.)(1)       5.900      10/01/2016   04/01/2010(A)         293,016
        5,000   NV Hsg. Division (Single Family
                   Mtg.)(1)                                 5.300      04/01/2028   04/01/2010(B)           4,776
       15,000   NV Hsg. Division (Single Family
                   Mtg.)(1)                                 5.650      04/01/2022   10/01/2010(A)          15,084
       10,000   NV Hsg. Division (Single Family
                   Mtg.), Series B(1)                       5.650      10/01/2021   10/01/2010(A)          10,060
       15,000   Washoe, NV HFC (Washoe Mills
                   Apartments)(1)                           6.125      07/01/2022   12/01/2009(A)          15,014
                                                                                                   --------------
                                                                                                       10,693,831
                                                                                                   --------------
New Hampshire--3.2%
       15,000   Manchester, NH Hsg. & Redevel.
                   Authority, Series A(1)                   6.000      01/01/2011   01/01/2011             15,120
    2,000,000   Manchester, NH Hsg. & Redevel.
                   Authority, Series A(1)                   6.750      01/01/2014   01/01/2011(A)       2,007,900


                  35 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
New Hampshire Continued
$     335,000   NH Business Finance Authority
                   (Pennichuck Water Works)(1)              6.300%     05/01/2022   11/01/2009(A)  $      335,154
      525,000   NH Business Finance Authority (Public
                   Service Company of New
                   Hampshire)(1)                            6.000      05/01/2021   05/01/2021            521,047
   10,000,000   NH Business Finance Authority (Public
                   Service Company of New
                   Hampshire)(1)                            6.000      05/01/2021   05/01/2021          9,924,700
   26,100,000   NH Business Finance Authority (Public
                   Service Company of New
                   Hampshire)(1)                            6.000      05/01/2021   05/01/2021         25,903,467
    5,000,000   NH Business Finance Authority (United
                   Illuminating Company)(1)                 6.875      12/01/2029   02/01/2012(D)       5,135,600
    7,000,000   NH Business Finance Authority (United
                   Illuminating Company)(1)                 7.125      07/01/2027   02/01/2012(D)       7,203,210
      130,000   NH HE&HFA (Dartmouth College)(1)            5.550      06/01/2023   06/01/2023            130,039
      125,000   NH HE&HFA (Franklin Pierce College)(1)      5.250      10/01/2018   11/08/2016(B)          90,494
      150,000   NH HE&HFA (New Hampton School)(1)           5.250      10/01/2018   09/03/2014(B)         129,147
        5,000   NH HFA(1)                                   6.125      01/01/2018   07/01/2009(A)           5,005
       60,000   NH HFA (Prescott Hills Apartments)(1)       6.150      07/01/2040   01/01/2010(A)          60,123
      190,000   NH HFA (Single Family Mtg.)(1)              5.200      01/01/2024   06/05/2015(B)         184,372
       10,000   NH HFA (Single Family Mtg.)(1)              5.450      07/01/2021   01/01/2012(A)          10,095
    1,000,000   NH HFA (Single Family Mtg.)(1)              5.750      01/01/2037   07/23/2012(B)       1,001,840
       70,000   NH HFA (Single Family Mtg.)(1)              5.850      07/01/2017   07/01/2009(A)          70,104
    5,015,000   NH HFA (Single Family Mtg.)(1)              5.850      07/01/2021   03/01/2010(C)       5,024,529
       10,000   NH HFA (Single Family Mtg.)(1)              6.150      07/01/2011   07/01/2009(A)          10,018
       50,000   NH HFA (Single Family Mtg.)(1)              6.150      07/01/2029   12/01/2011(A)          50,837
      740,000   NH HFA (Single Family Mtg.)(1)              6.300      07/01/2031   01/01/2012(A)         765,974
    1,000,000   NH IDA (Connecticut Light & Power
                   Company)(1)                              5.900      11/01/2016   11/01/2016          1,000,040
       35,000   NH IDA (Connecticut Light & Power
                   Company)(1)                              5.900      08/01/2018   08/01/2018             34,647
                                                                                                   --------------
                                                                                                       59,613,462
                                                                                                   --------------
New Jersey--2.9%
    3,550,000   NJ EDA (Continental Airlines)(1)            6.625      09/15/2012   09/15/2012          3,316,801
      320,000   NJ EDA (Hackensack Water Company)(1)        5.800      03/01/2024   09/01/2009(A)         320,070
    1,750,000   NJ EDA (Masonic Charity Foundation of
                   New Jersey)(1)                           6.000      06/01/2025   06/01/2013(A)       1,761,410
    5,870,000   NJ EDA (Trigen-Trenton District
                   Energy Company)(1)                       6.200      12/01/2010   12/01/2009(A)       5,872,818
    4,670,000   NJ Health Care Facilities Financing
                   Authority (Deborah Heart & Lung
                   Center)(1)                               6.200      07/01/2013   07/01/2009(A)       4,671,121


                  36 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
New Jersey Continued
$   5,000,000   NJ Health Care Facilities Financing
                   Authority (Deborah Heart & Lung
                   Center)(1)                               6.300%     07/01/2023   07/01/2019(B)  $    4,895,500
    1,195,000   NJ Health Care Facilities Financing
                   Authority (Jersey Shore University
                   Medical Center)(1)                       6.125      07/01/2011   07/01/2009(A)       1,197,187
    1,245,000   NJ Health Care Facilities Financing
                   Authority (Jersey Shore University
                   Medical Center)(1)                       6.125      07/01/2012   07/01/2009(A)       1,246,905
    1,345,000   NJ Health Care Facilities Financing
                   Authority (Jersey Shore University
                   Medical Center)(1)                       6.200      07/01/2013   07/01/2009(A)       1,346,883
    1,430,000   NJ Health Care Facilities Financing
                   Authority (Jersey Shore University
                   Medical Center)(1)                       6.200      07/01/2014   07/01/2009(A)       1,431,659
      545,000   NJ Health Care Facilities Financing
                   Authority (Raritan Bay Medical
                   Center)(1)                               7.250      07/01/2014   03/02/2012(B)         515,690
   10,000,000   NJ Health Care Facilities Financing
                   Authority (Virtual Health)(1)            6.000      07/01/2029   01/01/2014(A)      10,245,000
    2,560,000   NJ Higher Education Student
                   Assistance Authority (Student
                   Loans)(1)                                6.000      06/01/2015   06/01/2010(A)       2,616,320
    1,150,000   NJ Higher Education Student
                   Assistance Authority (Student
                   Loans)(1)                                6.100      06/01/2016   06/01/2010(A)       1,173,690
    1,375,000   NJ Hsg. & Mtg. Finance Agency, Series
                   U(1)                                     5.750      04/01/2018   10/01/2009(A)       1,377,613
    4,950,000   NJ Tobacco Settlement Financing
                   Corp.(1)                                 4.500      06/01/2023   09/08/2012(B)       4,189,136
    8,695,000   Union County, NJ Utilities Authority
                   (Ogden Martin Systems of Union)(1)       5.375      06/01/2013   12/01/2009(A)       8,710,912
                                                                                                   --------------
                                                                                                       54,888,715
                                                                                                   --------------
New Mexico--1.3%
    3,500,000   Bernalillo County, NM Multifamily
                   Hsg. (Mountain View)(1)                  7.500      09/20/2033   09/20/2009(A)       3,678,570
       30,000   Farmington, NM Hospital (San Juan
                   Medical Center/Interface, Inc.
                   Obligated Group)(1)                      5.000      06/01/2016   07/07/2014(B)          28,961
    3,045,000   Farmington, NM Pollution Control
                   (Public Service Company of New
                   Mexico)(1)                               5.700      12/01/2016   12/01/2016          2,767,022
    4,235,000   Farmington, NM Pollution Control
                   (Public Service Company of New
                   Mexico)(1)                               6.375      04/01/2022   04/01/2022          4,059,967
   12,050,000   Farmington, NM Pollution Control
                   (Tucson Electric Power Company)(1)       6.950      10/01/2020   10/01/2009(A)      12,054,820


                  37 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
New Mexico Continued
$     190,000   Hobbs, NM Health Facilities
                   (Evangelical Lutheran Good
                   Samaritan Society)(1)                    5.500%     05/01/2026   04/08/2022(B)  $      168,750
       25,000   NM Educational Assistance
                   Foundation(1)                            6.650      11/01/2025   11/01/2009(A)          25,010
       15,000   NM Mtg. Finance Authority (Bluffs at
                   Tierra Contenta)(1)                      5.200      01/01/2019   07/01/2009(A)          15,002
       15,000   NM Mtg. Finance Authority (Rio Volcan
                   Apartments)(1)                           5.650      07/01/2018   07/01/2009(A)          15,008
       30,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)(1)                          5.000      09/01/2022   03/01/2012(B)          28,806
       10,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)(1)                          5.350      07/01/2023   12/31/2012(B)           9,777
        5,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)(1)                          5.875      09/01/2021   09/28/2017(B)           5,001
      540,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)(1)                          6.150      03/01/2032   01/01/2010(A)         542,354
      360,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)(1)                          6.200      09/01/2032   03/01/2013(A)         366,779
      605,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)(1)                          6.450      03/01/2033   09/01/2011(A)         621,426
      225,000   NM Regional Hsg. Authority
                   (Washington Place Apartments)(1)         5.500      08/15/2020   10/30/2017(B)         144,630
       15,000   Santa Fe, NM Single Family Mtg. (FNMA
                   & GNMA Mtg. Backed Securities),
                   Series A(1)                              6.300      11/01/2028   11/01/2009(A)          15,012
      125,000   Villa Hermosa, NM Affordable Hsg.
                   Corp. (Villa Hermosa Apartments)         5.900      05/20/2027   12/14/2022(B)         100,848
                                                                                                   --------------
                                                                                                       24,647,743
                                                                                                   --------------
New York--0.0%
      500,000   NYC IDA (JFK International Airport)(1)      8.000      08/01/2012   08/01/2012            485,100
North Carolina--0.6%
    2,000,000   Charlotte, NC Douglas International
                   Airport, Series B(1)                     6.000      07/01/2028   07/01/2011(A)       2,007,460
      115,000   NC Eastern Municipal Power Agency(1)        5.750      01/01/2026   01/01/2011(A)         115,574
       75,000   NC Eastern Municipal Power Agency,
                   Series B(1)                              5.500      01/01/2021   07/01/2009(A)          75,217
       30,000   NC Eastern Municipal Power Agency,
                   Series B(1)                              6.250      01/01/2023   01/01/2023             30,024
    3,095,000   NC HFA(1)                                   5.750      03/01/2017   09/01/2009(A)       3,153,681
    1,835,000   NC HFA(1)                                   6.000      07/01/2016   07/01/2009(A)       1,837,037
       15,000   NC HFA (Single Family)(1)                   5.350      09/01/2028   01/01/2014(B)          14,700
       95,000   NC HFA (Single Family)(1)                   5.600      09/01/2019   09/01/2009(A)          96,296
    1,730,000   NC HFA (Single Family)(1)                   6.250      09/01/2027   03/01/2018(B)       1,729,775
    1,330,000   NC HFA (Single Family)(1)                   6.250      03/01/2028   09/01/2009(A)       1,338,552


                  38 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
North Carolina Continued
$   1,000,000   Piedmont Triad, NC Airport
                   Authority(1)                             6.000%     07/01/2021   07/01/2009(A)  $    1,010,310
                                                                                                   --------------
                                                                                                       11,408,626
                                                                                                   --------------
North Dakota--0.6%
       60,000   Fargo, ND Health System (Meritcare
                   Hospital/Meritcare Med Group
                   Obligated Group)(1)                      5.375      06/01/2027   12/08/2022(B)          55,111
    3,370,000   Grand Forks, ND Health Care
                   Facilities (United Health
                   Resources)(1)                            6.125      12/01/2014   07/01/2009(A)       3,371,651
      570,000   Grand Forks, ND Health Care
                   Facilities (United Hospital/United
                   Health Resources Obligated
                   Group)(1)                                6.100      12/01/2009   12/01/2009            570,895
    7,510,000   Grand Forks, ND Health Care System
                   (Altru Health System)(1)                 5.600      08/15/2017   10/24/2015(B)       7,390,366
      100,000   ND Board of Higher Education Student
                   Services Facilities(1)                   5.500      08/01/2023   09/09/2021(B)          90,643
        5,000   ND HFA(1)                                   5.150      01/01/2019   01/01/2011(A)           5,053
       60,000   ND HFA (Home Mtg.)(1)                       5.150      07/01/2014   07/01/2010(A)          60,548
       15,000   ND HFA (Home Mtg.)(1)                       5.750      07/01/2017   07/01/2009(A)          15,284
        5,000   ND HFA (Home Mtg.)(1)                       5.850      07/01/2028   07/01/2009(A)           5,001
       30,000   ND HFA (Home Mtg.)(1)                       5.950      07/01/2017   07/01/2009(A)          30,783
       80,000   ND HFA, Series B(1)                         5.300      07/01/2024   07/14/2009(B)          78,029
       25,000   ND HFA, Series C(1)                         5.650      07/01/2013   07/01/2010(A)          25,612
       15,000   ND HFA, Series F(1)                         5.550      01/01/2012   01/01/2010(A)          15,332
       50,000   Oliver County, ND Solid Waste (Square
                   Butte Electric Cooperative)(1)           5.450      01/01/2024   01/01/2024             48,016
       45,000   Williston, ND Health Facilities
                   (Catholic Health Corp.)(1)               5.500      11/15/2014   11/15/2009(A)          45,149
                                                                                                   --------------
                                                                                                       11,807,473
                                                                                                   --------------
Ohio--7.1%
      100,000   Adams County, OH Valley Local School
                   District(1)                              5.250      12/01/2021   07/01/2009(A)         100,045
       70,000   Akron, OH Economic Devel.(1)                5.000      12/01/2018   12/01/2009(A)          70,696
    5,000,000   Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)(1)            0.000(4)   06/01/2037   01/06/2023(B)       2,354,050
  123,480,000   Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)(1)            5.125      06/01/2024   10/02/2013(B)      99,787,892
    8,290,000   Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)(1)            5.375      06/01/2024   10/02/2013(B)       6,886,420
       70,000   Centerville, OH GO(1)                       5.625      12/01/2026   07/01/2009(A)          70,368
    1,305,000   Cleveland-Cuyahoga County, OH Port
                   Authority (Cleveland Christian
                   Home)(1)                                 5.250      11/15/2015   05/15/2012(B)       1,176,288
    2,005,000   Cleveland-Cuyahoga County, OH Port
                   Authority (Port Cleveland)(1)            5.375      05/15/2018   05/15/2014(B)       1,752,931


                  39 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Ohio Continued
$     505,000   Cleveland-Cuyahoga County, OH Port
                   Authority (Universal Heat
                   Treating)(1)                             6.500%     11/15/2014   05/15/2010(B)  $      485,411
       50,000   Columbus, OH Sewer Improvement
                   Bonds(1)                                 6.000      09/15/2010   09/15/2009(A)          50,561
        5,000   Cuyahoga County, OH Hospital
                   (University Hospitals of
                   Cleveland)(1)                            9.000      06/01/2011   12/01/2009(C)           5,500
    1,350,000   Cuyahoga County, OH Hospital
                   Facilities
                   (CSAHS-UHHS-Cuyahoga/Canton
                   Obligated Group)(1)                      7.500      01/01/2030   07/01/2012(A)       1,360,395
      345,000   Cuyahoga County, OH Utility System
                   (The Medical Center Company)(1)          5.850      08/15/2010   08/15/2009(A)         345,697
       60,000   Dayton, OH Special Facilities
                   (EAFC/EWA Obligated Group)(1)            5.625      02/01/2018   08/01/2009(A)          60,287
    2,785,000   Dublin, OH Industrial Devel. (Dublin
                   Health Care Corp.)(1)                    7.500      12/01/2016   06/01/2014(B)       2,599,742
      100,000   Franklin County, OH Mtg. (Gateway
                   Apartment Homes)(1)                      5.800      12/20/2028   12/20/2013(A)         102,501
       20,000   Franklin County, OH Mtg. (Villas at
                   St. Therese)(1)                          5.500      07/01/2021   01/24/2020(B)          15,763
    1,790,000   Grove City, OH Tax Increment
                   Financing(1)                             5.125      12/01/2016   06/12/2013(B)       1,484,017
       25,000   Lake County, OH Sewer District
                   Improvements(1)                          5.850      12/01/2016   12/01/2009(A)          25,054
      650,000   Lucas County, OH GO(1)                      6.500      12/01/2016   12/01/2009(A)         652,886
      200,000   Lucas County, OH Hospital (Toledo
                   Hospital/Flower Hospital Obligated
                   Group)(6)                                5.750      11/15/2011   11/01/2009(A)         200,356
       20,000   Muskingum County, OH Hospital
                   Facilities (FSCCHM)(1)                   5.375      02/15/2012   08/15/2009(A)          20,010
       35,000   OH Air Quality Devel. Authority
                   (FirstEnergy Solutions Corp.)(1)         7.250      11/01/2032   11/01/2012(D)          36,456
       45,000   OH Capital Corp. for Hsg. (The
                   Conifers)(1)                             6.300      06/01/2028   12/01/2009(A)          45,023
      460,000   OH Economic Devel. (Astro
                   Instrumentation)(1)                      5.450      06/01/2022   05/22/2019(B)         444,990
        5,000   OH Economic Devel. (Enterprise Bond
                   Fund)(6)                                 6.500      12/01/2009   12/01/2009              5,012
      240,000   OH Environmental Facilities (Ford
                   Motor Company)                           5.950      09/01/2029   09/01/2029            146,957
       45,000   OH HFA(1)                                   5.250      09/01/2030   11/01/2011(B)          42,377
      790,000   OH HFA, Series D(1)                         5.450      09/01/2031   07/01/2012(B)         780,228
       30,000   OH Water Devel. Authority(1)                9.375      12/01/2010   12/01/2009(A)          31,586
       60,000   Pike County, OH Hospital Facilities
                   (Pike Health Services)(1)                6.750      07/01/2017   11/26/2013(B)          56,081
       10,000   Pleasant, OH Local School District(1)       5.100      12/01/2018   12/01/2009(A)          10,010


                  40 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Ohio Continued
$   1,900,000   Port of Greater Cincinnati, OH Devel.
                   Authority (Public Parking
                   Infrastructure)(1)                       6.300%     02/15/2024   12/19/2017(B)  $    1,508,030
    1,950,000   Port of Greater Cincinnati, OH Devel.
                   Authority (Public Parking
                   Infrastructure)(1)                       6.400      02/15/2034   02/27/2030(B)       1,398,326
      215,000   Scioto County, OH Marine Terminal
                   Facility (Norfolk & Western
                   Railway Company)(1)                      5.300      08/15/2013   11/19/2009(A)         215,019
       35,000   Toledo, OH Multifamily Hsg.
                   (Commodore Perry)(1)                     5.450      12/01/2028   01/09/2027(B)          34,422
       40,000   Toledo, OH Multifamily Hsg.
                   (Hillcrest Apartments)(1)                5.250      12/01/2018   06/01/2010(A)          40,161
    6,090,000   Toledo-Lucas County, OH Port
                   Authority (Bax Global)(1)                6.250      11/01/2013   08/25/2011(B)       5,588,306
      750,000   Toledo-Lucas County, OH Port
                   Authority (Creekside Devel. Co.)(1)      6.600      11/15/2015   11/15/2015            698,648
      880,000   Tuscarawas County, OH (Union Hospital
                   Assoc.)(1)                               6.375      10/01/2011   10/01/2009(A)         881,144
    1,470,000   Tuscarawas County, OH (Union Hospital
                   Assoc.)(1)                               6.500      10/01/2021   10/01/2009(A)       1,470,000
       90,000   Wadsworth, OH Hsg. Devel. Corp.
                   (Medina Hsg.)(1)                         6.200      03/01/2020   05/21/2017(B)          68,443
       50,000   Wood County, OH Industrial Devel.
                   (Schutz Container System)(1)             7.125      06/01/2013   06/01/2010(D)          50,291
                                                                                                   --------------
                                                                                                      133,158,380
                                                                                                   --------------
Oklahoma--0.3%
      450,000   Ardmore, OK Devel. Authority Tax(1)         5.000      11/01/2010   05/06/2010(B)         444,861
       85,000   Cherokee County, OK EDA (NSU Student
                   Hsg.)(1)                                 5.250      12/01/2034   06/03/2030(B)          59,441
       65,000   Edmond, OK EDA Student Hsg.
                   (Collegiate Hsg. Foundation)(1)          5.375      12/01/2019   04/10/2016(B)          58,453
      100,000   OK HFA (Single Family Homeownership
                   Loan Program)(1)                         5.300      09/01/2026   11/02/2009(C)          99,435
       15,000   OK HFA (Single Family Homeownership
                   Loan Program)(1)                         5.400      09/01/2022   07/21/2010(A)          15,303
      100,000   OK HFA (Single Family Homeownership
                   Loan Program)(1)                         5.500      09/01/2028   03/01/2012(A)         101,116
       25,000   OK HFA (Single Family Homeownership
                   Loan Program)(1)                         5.750      03/01/2029   11/01/2015(B)          24,579
       70,000   OK HFA (Single Family Homeownership
                   Loan Program)(1)                         5.850      09/01/2020   03/01/2011(A)          72,091
       15,000   OK HFA (Single Family Homeownership
                   Loan Program)(1)                         6.200      09/01/2028   03/01/2011(A)          15,240
      130,000   OK HFA (Single Family Homeownership
                   Loan Program)(1)                         6.400      09/01/2030   03/01/2010(A)         132,555
       30,000   OK HFA (Single Family Mtg.)(1)              5.250      03/01/2022   04/02/2011(B)          29,173


                  41 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Oklahoma Continued
$      15,000   OK HFA (Single Family Mtg.)(1)              5.350%     09/01/2020   09/01/2010(A)  $       15,058
       10,000   OK HFA (Single Family Mtg.)(1)              5.350      09/01/2025   01/05/2015(B)           9,825
       45,000   OK HFA (Single Family Mtg.)(1)              5.400      09/01/2029   11/11/2009(C)          45,319
    2,620,000   Oklahoma City, OK Airport Trust(1)          5.750      02/01/2018   02/01/2010(B)       2,620,472
    2,080,000   Oklahoma County, OK HFA (Single
                   Family Mtg.)(1)                          6.600      10/01/2035   02/01/2017(A)       2,159,664
      580,000   Tulsa, OK Airport Authority (Tulsa
                   International Airport)(1)                6.125      06/01/2026   06/01/2020(A)         581,108
       10,000   Tulsa, OK Municipal Airport Trust
                   (American Airlines)(1)                   6.250      06/01/2020   06/01/2020              7,863
                                                                                                   --------------
                                                                                                        6,491,556
                                                                                                   --------------
Oregon--0.2%
       20,000   Klamath Falls, OR Airport(1)                5.500      07/01/2016   07/01/2009(A)          20,064
       25,000   Newberg, OR Public Safety(1)                5.250      12/01/2012   12/01/2009(A)          25,080
       75,000   Northern Wasco County, OR People's
                   Utility District (Bonneville Power
                   Administration)(1)                       5.200      12/01/2024   12/01/2009(A)          75,145
       15,000   OR Bond Bank (Economic Devel.
                   Dept.)(1)                                5.500      01/01/2013   07/01/2009(A)          15,043
       45,000   OR Bond Bank (Economic Devel.
                   Dept.)(1)                                6.000      01/01/2015   07/01/2009(A)          45,183
       25,000   OR GO(1)                                    5.375      08/01/2028   02/21/2024(B)          24,603
       40,000   OR GO (Elderly & Disabled Hsg.)(1)          5.450      08/01/2012   08/01/2009(A)          40,094
       35,000   OR GO (Elderly & Disabled Hsg.)(1)          5.450      08/01/2013   08/01/2009(A)          35,068
       20,000   OR GO (Elderly & Disabled Hsg.)(1)          5.550      08/01/2016   08/01/2009(A)          20,015
       25,000   OR GO (Elderly & Disabled Hsg.)(1)          5.600      08/01/2019   08/01/2009(A)          25,013
       30,000   OR GO (Elderly & Disabled Hsg.)(1)          5.700      08/01/2016   08/01/2009(A)          30,026
       15,000   OR GO (Elderly & Disabled Hsg.)(1)          6.200      08/01/2020   08/01/2009(A)          15,013
       60,000   OR GO (Elderly & Disabled Hsg.)(1)          6.300      08/01/2026   08/01/2009(A)          60,037
      275,000   OR GO (Veterans Welfare)(1)                 6.000      04/01/2032   04/01/2010(A)         276,235
       20,000   OR Health & Science University(1)           5.250      07/01/2015   07/01/2009(A)          20,017
       50,000   OR Hsg. & Community Services Dept.
                   (Multifamily)(1)                         5.700      07/01/2029   07/01/2009(A)          50,002
       20,000   OR Hsg. & Community Services Dept.
                   (Multifamily)(1)                         6.000      07/01/2031   07/01/2009(A)          20,004
       10,000   OR Hsg. & Community Services Dept.
                   (Multifamily), Series A(1)               5.100      07/01/2021   07/01/2011(A)          10,023
      210,000   OR Hsg. & Community Services Dept.
                   (Multifamily), Series A(1)               5.950      07/01/2030   07/01/2010(A)         210,767
       50,000   OR Hsg. & Community Services Dept.
                   (Multifamily), Series A(1)               6.050      07/01/2042   07/01/2010(A)          50,115
        5,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.)(1)                  6.800      07/01/2027   07/01/2009(A)           5,006
       55,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A(1)        5.800      07/01/2016   07/01/2009(A)          56,554


                  42 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Oregon Continued
$      20,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A(1)        6.000%     07/01/2011   07/01/2009(A)  $       20,035
        5,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A(1)        6.200      07/01/2027   07/01/2009(A)           5,003
       10,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series B(1)        5.200      07/01/2009   07/01/2009             10,001
       20,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series B(1)        5.450      07/01/2029   07/02/2011(B)          19,329
       10,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series B(1)        6.200      07/01/2027   07/01/2009(A)          10,005
       15,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series C(1)        6.400      07/01/2026   07/01/2009(A)          15,010
    1,095,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series D(1)        6.375      07/01/2027   07/01/2009(A)       1,105,928
       15,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series E(1)        6.000      07/01/2027   10/06/2013(B)          14,884
       30,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series F(1)        5.250      07/01/2022   12/15/2009(C)          30,312
      165,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series F(1)        5.650      07/01/2028   05/26/2012(B)         161,281
       50,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series H(1)        5.650      07/01/2028   07/01/2009(A)          50,001
       35,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series H(1)        6.000      07/01/2027   07/01/2009(A)          35,012
        5,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series M(1)        5.700      07/01/2011   07/01/2009(A)           5,008
      100,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series M(1)        6.200      07/01/2028   07/01/2009(A)         100,044
      120,000   OR Hsg. & Community Services Dept.,
                   Series B(1)                              5.900      07/01/2019   07/01/2009(A)         120,079
       25,000   Port of Portland, OR Airport
                   (Portland International Airport)(1)      5.500      07/01/2018   11/25/2017(B)          24,695
       30,000   Port Umatilla, OR Water(1)                  6.375      08/01/2009   08/01/2009             30,113
       60,000   Port Umatilla, OR Water(1)                  6.450      08/01/2014   08/01/2009(A)          60,070
    1,000,000   Western Generation, OR Agency
                   Cogeneration (Wauna
                   Cogeneration)(1)                         5.000      01/01/2016   03/24/2015(B)         867,350
                                                                                                   --------------
                                                                                                        3,813,267
                                                                                                   --------------
Pennsylvania--3.0%
    3,530,000   Allegheny County, PA Redevel.
                   Authority (Pittsburgh Mills)(1)          5.100      07/01/2014   07/01/2014          3,256,425
    7,065,000   Allegheny County, PA Redevel.
                   Authority (Robinson Mall)(1)             7.000      11/01/2017   11/01/2010(A)       7,092,977
    8,000,000   Beaver County, PA IDA (First Energy
                   General Corp.)(1)                        7.125      06/01/2028   06/01/2011(D)       8,213,600
    1,700,000   Bucks County, PA IDA (School Lane
                   Foundation)(1)                           4.600      03/15/2017   03/15/2017          1,485,290


                  43 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Pennsylvania Continued
$   4,000,000   Carbon County, PA IDA (Panther Creek
                   Partners)(1)                             6.650%     05/01/2010   11/01/2009(C)  $    4,015,440
    7,890,000   Chester County, PA H&EFA (Chester
                   County Hospital)(1)                      5.875      07/01/2016   07/01/2009(A)       7,892,683
    1,000,000   Clarion County, PA Hospital Authority
                   (Clarion Hospital)(1)                    5.750      07/01/2012   07/01/2009(A)       1,017,280
   12,300,000   PA EDFA (National Gypsum Company)(1)        6.125      11/01/2027   11/01/2027          6,913,461
    8,120,000   PA EDFA (National Gypsum Company)(1)        6.250      11/01/2027   11/01/2027          4,563,684
    2,000,000   PA EDFA (Northampton Generating)(1)         6.500      01/01/2013   12/24/2010(B)       1,639,680
    1,500,000   PA HEFA (California University of
                   Pennsylvania Student Assoc.)(1)          6.750      09/01/2020   09/12/2016(B)       1,458,660
   10,000,000   PA HEFA (MCP/HUHS/AUS Obligated
                   Group)(1)                                5.875      11/15/2016   07/17/2014(B)       8,885,800
       20,000   PA St. Mary Hospital Authority
                   (Franciscan Health)(1)                   7.000      06/15/2015   12/15/2009(A)          20,023
      455,000   Philadelphia, PA Authority for
                   Industrial Devel. (Cathedral
                   Village)(1)                              4.750      04/01/2034   07/02/2024(B)         438,952
       25,000   Philadelphia, PA Authority for
                   Industrial Devel. (Philadelphia
                   Airport)(1)                              5.000      07/01/2015   07/01/2015             24,994
       65,000   Pittsburgh, PA Urban Redevel.
                   Authority, Series C(1)                   5.600      04/01/2020   04/01/2010(A)          65,023
                                                                                                   --------------
                                                                                                       56,983,972
                                                                                                   --------------
Rhode Island--2.7%
    3,500,000   Central Falls, RI Detention
                   Facility(1)                              6.750      01/15/2013   05/17/2011(B)       3,118,325
       25,000   Providence, RI Public Building
                   Authority, Series B(1)                   5.500      12/15/2014   12/15/2009(A)          25,083
      290,000   RI Clean Water Finance Agency (Triton
                   Ocean)(1)                                5.800      09/01/2022   02/04/2021(B)         288,130
       80,000   RI Health & Educational Building
                   Corp. (Johnson & Wales
                   University)(1)                           6.100      04/01/2026   10/01/2009(A)          80,069
       50,000   RI Health & Educational Building
                   Corp. (Lifespan)(1)                      5.250      05/15/2026   05/27/2025(B)          48,527
       25,000   RI Hsg. & Mtg. Finance Corp.
                   (Homeownership Opportunity)(1)           5.200      04/01/2019   10/01/2009(A)          25,001
       30,000   RI Hsg. & Mtg. Finance Corp.
                   (Homeownership Opportunity)(1)           5.400      10/01/2026   02/22/2018(B)          28,899
      145,000   RI Hsg. & Mtg. Finance Corp.
                   (Homeownership Opportunity)(1)           6.500      04/01/2027   10/01/2009(A)         145,141
       25,000   RI Hsg. & Mtg. Finance Corp. (Rental
                   Hsg.)(1)                                 5.375      04/01/2024   01/31/2021(B)          24,860
       20,000   RI Student Loan Authority(1)                5.250      12/01/2011   12/01/2009(A)          20,106
   18,835,000   RI Student Loan Authority(3)                6.000      12/01/2023   12/01/2010(A)      18,871,926
      105,000   RI Student Loan Authority(1)                6.450      12/01/2015   12/01/2009(A)         105,637


                  44 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Rhode Island Continued
$   1,370,000   RI Tobacco Settlement Financing Corp.
                   (TASC)(1)                                6.250%     06/01/2042   06/20/2026(B)  $    1,063,449
  350,000,000   RI Tobacco Settlement Financing Corp.
                   (TASC)                                   6.950(2)   06/01/2052   06/01/2052          4,739,000
    2,525,000   RI Tobacco Settlement Financing Corp.
                   (TASC), Series A(1)                      6.000      06/01/2023   11/24/2010(B)       2,403,674
   24,345,000   RI Tobacco Settlement Financing Corp.
                   (TASC), Series A(1)                      6.125      06/01/2032   09/25/2018(B)      20,132,098
                                                                                                   --------------
                                                                                                       51,119,925
                                                                                                   --------------
South Carolina--1.2%
      215,000   Charleston County, SC Hospital
                   Facilities (Medical Society
                   Health)(1)                               5.000      10/01/2022   10/01/2009(A)         218,429
      530,000   Charleston County, SC Hospital
                   Facilities (Medical Society
                   Health)(1)                               5.500      10/01/2019   10/01/2009(A)         539,900
       20,000   Charleston County, SC Hospital
                   Facilities (Medical Society
                   Health)(1)                               6.000      10/01/2009   10/01/2009             20,092
      110,000   Georgetown County, SC Environmental
                   Improvement (International Paper
                   Company)(1)                              5.700      10/01/2021   10/01/2021             93,942
      355,000   Greenville County, SC Airport
                   (Donaldson Industrial Air Park)(1)       6.125      10/01/2017   01/25/2014(B)         331,932
       15,000   Horry County, SC Airport(1)                 5.700      07/01/2027   07/01/2009(A)          15,000
      840,000   Orangeburg County, SC Solid Waste
                   (South Carolina Electric & Gas
                   Company)(1)                              5.700      11/01/2024   11/01/2024            826,451
      110,000   Piedmont, SC Municipal Power Agency(1)      5.250      01/01/2021   01/01/2011(A)         110,094
    1,190,000   Richland County, SC Educational
                   Facilities (Benedict College)(1)         6.250      07/01/2014   01/26/2013(B)       1,040,286
    2,335,000   Richland County, SC Environmental
                   Improvement (International Paper
                   Company)(1)                              6.100      04/01/2023   04/01/2023          2,078,243
    1,630,000   SC Connector 2000 Assoc. Toll Road,
                   Series B                                 4.673(2)   01/01/2011   01/01/2011          1,270,715
    1,735,000   SC Connector 2000 Assoc. Toll Road,
                   Series B                                 5.604(2)   01/01/2021   01/01/2021            433,629
      720,000   SC Connector 2000 Assoc. Toll Road,
                   Series B                                 5.702(2)   01/01/2026   01/01/2026            126,403
      725,000   SC Educational Facilities Authority
                   (Benedict College)(1)                    5.750      07/01/2017   03/02/2015(B)         534,767
       25,000   SC GO(1)                                    5.250      06/01/2010   12/01/2009(A)          25,098
      395,000   SC Hsg. Finance & Devel. Authority(1)       5.875      07/01/2009   07/01/2009            395,036
       20,000   SC Hsg. Finance & Devel. Authority(1)       5.950      07/01/2029   11/01/2009(A)          20,004
       90,000   SC Hsg. Finance & Devel. Authority,
                   Series A(1)                              5.400      07/01/2021   01/01/2011(A)          90,437
       10,000   SC Hsg. Finance & Devel. Authority,
                   Series A-1(1)                            6.200      07/01/2009   07/01/2009             10,001


                  45 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
South Carolina Continued
$      10,000   SC Hsg. Finance & Devel. Authority,
                   Series A-2(1)                            5.300%     07/01/2019   07/01/2009(A)  $       10,003
       10,000   SC Ports Authority(1)                       5.000      07/01/2017   07/01/2017             10,005
       25,000   SC Ports Authority(1)                       5.000      07/01/2018   07/01/2018             24,733
      160,000   SC Ports Authority(1)                       5.300      07/01/2026   12/02/2022(B)         159,114
   14,510,000   SC Tobacco Settlement Management
                   Authority(1)                             5.000      06/01/2018   08/01/2010(B)      14,509,420
       80,000   SC Western Carolina Regional Sewer
                   Authority(1)                             5.500      03/01/2010   09/01/2009(A)          82,210
                                                                                                   --------------
                                                                                                       22,975,944
                                                                                                   --------------
South Dakota--1.4%
   15,930,000   SD Education Loans(1)                       5.600      06/01/2020   06/01/2020         11,223,800
   10,460,000   SD Educational Enhancement Funding
                   Corp. Tobacco Settlement(1)              6.500      06/01/2032   09/12/2029(B)       8,968,299
       45,000   SD H&EFA (Prairie Lakes Health Care
                   System)(1)                               5.650      04/01/2022   08/13/2018(B)          43,722
       30,000   SD Hsg. Devel. Authority
                   (Homeownership)(1)                       5.375      05/01/2018   11/01/2009(A)          31,084
    4,250,000   SD Hsg. Devel. Authority
                   (Homeownership)(1)                       5.375      05/01/2018   11/01/2009(C)       4,274,905
    1,390,000   SD Hsg. Devel. Authority
                   (Homeownership)(1)                       5.750      05/01/2031   01/01/2011(C)       1,390,167
                                                                                                   --------------
                                                                                                       25,931,977
                                                                                                   --------------
Tennessee--0.6%
       10,000   Blount County, TN Hospital,
                Series B(1)                                 5.125      07/01/2019   01/23/2018(B)           9,559
       50,000   Columbia, TN Electric System(1)             5.625      09/01/2017   09/01/2009(A)          50,178
        5,000   Memphis, TN HFC (Saint's Court
                   Apartments)(1)                           6.000      09/01/2013   09/01/2009(A)           5,012
      215,000   Memphis-Shelby County, TN Airport
                   Authority(1)                             6.000      03/01/2024   03/01/2011(A)         215,452
    2,400,000   Memphis-Shelby County, TN Airport
                   Authority(1)                             6.250      03/01/2018   03/01/2010(A)       2,431,056
       50,000   Shelby County, TN HE&HF (Christian
                   Brothers University)(6)                  5.750      09/01/2012   09/01/2009(A)          50,007
       85,000   South Fulton, TN Industrial Devel.
                   Board (Tyson Foods)(1)                   6.350      10/01/2015   11/16/2013(B)          77,432
      355,000   South Fulton, TN Industrial Devel.
                   Board (Tyson Foods)(1)                   6.400      10/01/2020   11/14/2018(B)         299,450
    6,675,000   TN Energy Acquisition Corp.,
                Series A(1)                                 5.000      09/01/2013   09/01/2013          6,596,302
    1,285,000   TN Energy Acquisition Corp.,
                Series C(1)                                 5.000      02/01/2012   02/01/2012          1,293,455
      740,000   TN Energy Acquisition Corp.,
                Series C(1)                                 5.000      02/01/2013   02/01/2013            734,605
       15,000   TN Hsg. Devel. Agency
                   (Homeownership)(1)                       5.250      07/01/2022   01/01/2012(A)          15,147


                  46 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Tennessee Continued
$      35,000   TN Hsg. Devel. Agency
                   (Homeownership)(1)                       5.375%     07/01/2023   11/30/2020(B)  $       34,263
       25,000   TN Hsg. Devel. Agency
                   (Homeownership)(1)                       5.500      07/01/2013   01/01/2010(A)          25,176
       80,000   TN Hsg. Devel. Agency
                   (Homeownership)(1)                       5.550      01/01/2021   01/01/2011(A)          80,583
       30,000   TN Hsg. Devel. Agency
                   (Homeownership)(1)                       5.850      07/01/2023   08/01/2011(B)          29,997
       20,000   Unicoi County, TN HE&HF (Erwin Health
                   Care Associates)(1)                      5.875      03/20/2016   09/20/2009(A)          20,028
                                                                                                   --------------
                                                                                                       11,967,702
                                                                                                   --------------
Texas--9.5%
       20,000   Abilene, TX HFDC (Hendrick Medical
                   Center)(6)                               5.850      09/01/2010   09/01/2009(A)          20,027
      105,000   Abilene, TX HFDC (Hendrick Medical
                   Center)(1)                               6.000      09/01/2013   09/01/2009(A)         105,070
       50,000   Abilene, TX HFDC (Hendrick Medical
                   Center)(1)                               6.150      09/01/2025   04/01/2016(B)          47,908
      605,000   Austin, TX Utility System                   6.730(2)   11/15/2014   11/15/2014            419,005
      125,000   Bexar County, TX HFC (American
                   Opportunity Hsg.-Cinnamon Creek)(1)      5.750      12/01/2013   05/25/2011(B)         110,920
      120,000   Bexar County, TX HFC (Doral Club)(1)        8.750      10/01/2036   10/01/2036             88,672
    1,085,000   Brazos River Authority, TX (Johnson
                   County Surface Water and Treatment
                   System)(1)                               5.800      09/01/2011   09/01/2009(A)       1,086,573
      150,000   Brazos River Authority, TX Pollution
                   Control (TXU Energy Company)             6.750      10/01/2038   10/01/2038             73,533
    5,000,000   Brazos River, TX Harbor Navigation
                   District (Dow Chemical Company)(1)       5.700      05/15/2033   05/15/2012(A)       4,781,100
   20,000,000   Brazos River, TX Harbor Navigation
                   District (Dow Chemical Company)(1)       6.250      05/15/2033   06/15/2012(A)      19,739,400
      290,000   Brazos River, TX Harbor Navigation
                   District (Dow Chemical Company)(1)       6.625      05/15/2033   05/15/2033            263,903
   17,845,000   Capital Area, TX HFC (AHF Affordable
                   Hsg.)                                    0.840(8)   01/01/2039   01/01/2039          9,215,158
       25,000   Cass County, TX IDC (International
                   Paper Company)(1)                        6.000      09/01/2025   09/01/2025             21,696
      285,000   Cass County, TX IDC (International
                   Paper Company)(1)                        6.600      03/15/2024   03/15/2024            266,105
       60,000   Collin County, TX HFC (Community
                   College District Foundation)             5.250      06/01/2023   07/07/2021(B)          37,481
        5,000   Connally, TX Consolidated Independent
                   School District(1)                       5.625      08/15/2029   08/15/2009(A)           5,004
    2,500,000   Dallas-Fort Worth, TX International
                   Airport(1)                               5.500      11/01/2020   11/01/2020          2,515,825
   20,000,000   Dallas-Fort Worth, TX International
                   Airport(1)                               5.500      11/01/2021   11/01/2021         20,000,400


                  47 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Texas Continued
$  10,250,000   Dallas-Fort Worth, TX International
                   Airport(1)                               6.000%     11/01/2023   11/01/2009(A)  $   10,288,438
    6,500,000   Dallas-Fort Worth, TX International
                   Airport(1)                               6.000      11/01/2024   11/01/2009(A)       6,511,115
      120,000   Dallas-Fort Worth, TX International
                   Airport(1)                               6.000      11/01/2032   05/07/2032(B)         119,984
    8,000,000   Dallas-Fort Worth, TX International
                   Airport(1)                               6.100      11/01/2019   11/01/2009(A)       8,023,680
      180,000   Dallas-Fort Worth, TX International
                   Airport(1)                               6.100      11/01/2024   11/01/2009(A)         180,106
    2,500,000   Dallas-Fort Worth, TX International
                   Airport(1)                               6.250      11/01/2028   11/01/2009(A)       2,503,600
      100,000   De Soto, TX Park Devel. Corp.(1)            5.250      02/15/2016   02/15/2016            100,138
      165,000   El Paso County, TX HFC (American
                   Village Communities), Series A(1)        6.250      12/01/2020   03/22/2016(B)         159,179
      165,000   Fort Bend County, TX Municipal
                   Utility District No. 23(1)               6.125      09/01/2028   03/30/2027(B)         164,650
       35,000   Galveston County, TX HFC
                   (Friendswood)(1)                         6.200      10/01/2021   10/01/2009(A)          35,029
      100,000   Galveston County, TX HFC
                   (Friendswood)(1)                         6.250      04/01/2029   10/01/2009(A)         100,047
       85,000   Grand Prairie, TX Metropolitan
                   Utility & Reclamation District(1)        5.800      04/01/2011   04/01/2011             84,601
    1,265,000   Grand Prairie, TX Metropolitan
                   Utility & Reclamation District(6)        6.500      04/01/2012   10/01/2009(A)       1,265,063
    4,660,000   Gulf Coast, TX IDA (Citgo Petroleum
                   Corp.)(1)                                7.500      05/01/2025   10/01/2012(D)       4,587,723
      110,000   Gulf Coast, TX IDA (Valero Energy
                   Corp.)(1)                                5.600      12/01/2031   12/01/2031             92,101
      340,000   Gulf Coast, TX IDA Solid Waste (Citgo
                   Petroleum Corp.)(1)                      8.000      04/01/2028   04/01/2028            333,125
       30,000   Gulf Coast, TX Waste Disposal
                   Authority (Valero Energy Corp.)(1)       6.650      04/01/2032   04/01/2032             28,629
    1,981,000   Harris County, TX HFC(1)                    6.300      09/01/2032   11/01/2014(B)       1,967,074
   12,470,000   Harris County, TX HFDC (St. Lukes
                   Episcopal Hospital)(1)                   6.750      02/15/2021   08/15/2009(A)      12,502,671
       40,000   Harris County, TX IDC (Continental
                   Airlines)(1)                             5.375      07/01/2019   08/09/2014(B)          29,865
       10,000   Harris County, TX Municipal Utility
                   District(1)                              6.500      03/01/2017   03/01/2017              9,860
    2,281,000   Heart of TX HFC (Waco Parkside
                   Village)(1)                              7.400      09/20/2035   09/20/2015(A)       2,436,245
      920,000   Houston, TX Airport Special
                   Facilities (Continental
                   Airlines)(1)                             5.500      07/15/2017   07/15/2009(A)         920,285
    4,960,000   Houston, TX Airport Special
                   Facilities (Continental
                   Airlines)(1)                             6.125      07/15/2017   07/09/2013(B)       4,212,726


                  48 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Texas Continued
$      50,000   Houston, TX Airport System
                   (Continental Airlines)(1)                5.375%     07/15/2011   07/15/2009(A)  $       50,084
       10,000   Houston, TX Airport System (People
                   Mover)(1)                                5.375      07/15/2012   07/15/2009(A)          10,016
       45,000   Houston, TX Airport System,
                Series A(1)                                 5.000      07/01/2028   07/13/2027(B)          40,079
    8,000,000   Houston, TX Airport System,
                Series A(1)                                 5.500      07/01/2023   01/04/2023(B)       7,976,800
       50,000   Houston, TX Airport System,
                Series A(6)                                 6.000      07/01/2010   07/01/2009(A)          50,382
    3,900,000   Houston, TX Airport System,
                Series A(1)                                 6.000      07/01/2011   07/01/2009(A)       3,927,261
      825,000   Houston, TX HFC (Single Family
                   Mtg.)(1)                                 6.750      06/01/2033   12/30/2010(C)         844,107
    1,780,000   Houston, TX Hsg. Corp. (6800 Long
                   Drive Apartments)(1)                     6.625      02/01/2020   08/01/2009(A)       1,781,317
       80,000   Leander, TX Independent School
                   District                                 5.562(2)   08/15/2015   08/15/2009(A)          56,967
       35,000   Lewisville, TX HFC (Lewisville
                   Limited)(1)                              5.500      06/01/2017   12/01/2009(A)          35,021
       90,000   Lewisville, TX HFC (Lewisville
                   Limited)(1)                              5.600      12/01/2029   08/15/2024(B)          89,908
      130,000   Lubbock, TX HFC (Las Colinas Quail
                   Creek Apartments)(1)                     6.750      07/01/2012   04/13/2010(B)         117,716
       50,000   Matagorda County, TX Navigation
                   District (Centerpoint Energy)(1)         5.250      11/01/2029   11/01/2029             40,188
       85,000   Metro, TX HFDC (Wilson N. Jones
                   Memorial Hospital)(1)                    5.500      01/01/2012   09/02/2010(B)          82,695
       35,000   Metro, TX HFDC (Wilson N. Jones
                   Memorial Hospital)(1)                    5.600      01/01/2017   12/30/2014(B)          30,970
       45,000   Midland County, TX Hospital
                   District(1)                              5.375      06/01/2016   07/09/2014(B)          44,997
   16,000,000   Mission, TX EDC (Waste Management)          6.000      08/01/2020   08/01/2013(D)      16,116,800
       50,000   Montgomery County, TX Municipal
                   Utility District No. 40
                   (Waterworks & Sewer)(1)                  5.000      03/01/2019   09/01/2009(A)          50,032
       25,000   North Forest, TX Municipal Water
                   District (Murphy Sanitation &
                   Sewer System)(1)                         6.200      07/10/2009   07/10/2009             25,013
      250,000   North TX Tollway Authority (Dallas
                   North Tollway System)(1)                 5.375      01/01/2016   07/01/2009(A)         250,258
       20,000   Northampton, TX Municipal Utility
                   District (Waterworks and Sewer)(1)       5.700      03/01/2014   09/01/2009(A)          20,073
       80,000   Odessa, TX Junior College District(1)       5.000      12/01/2019   12/01/2009(A)          80,007
      705,000   Permian Basin, TX HFC (Single Family
                   Mtg.)(1)                                 5.650      01/01/2038   12/01/2010(C)         709,061


                  49 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Texas Continued
$     225,000   Permian Basin, TX HFC (Single Family
                   Mtg.)(1)                                 5.750%     01/01/2038   01/09/2014(B)  $      218,108
    2,500,000   Port of Corpus Christi, TX IDC
                   (Valero Energy Corp.)(1)                 5.400      04/01/2018   12/11/2014(B)       2,286,325
   12,190,000   Sabine, TX River Authority Pollution
                   Control (TXU Electric Company)           5.750      05/01/2030   11/01/2011(D)       9,369,965
      620,000   Sabine, TX River Authority Pollution
                   Control (TXU Electric Company)           6.450      06/01/2021   06/01/2021            292,752
      315,000   Southeast TX HFC(1)                         4.750      01/01/2037   08/15/2009(B)         302,028
       40,000   Southlake Parks, TX Devel. Corp.(1)         5.375      08/15/2021   08/15/2009(A)          40,007
      235,000   Trinity, TX River Authority (TXU
                   Energy Company)                          6.250      05/01/2028   05/01/2028            111,063
    6,350,000   TX Angelina & Neches River Authority
                   (Temple-Inland)(1)                       5.650      09/01/2012   09/01/2012          5,935,091
       70,000   TX Dept. of Hsg. & Community
                   Affairs(1)                               5.250      07/01/2018   01/01/2011(A)          70,714
       10,000   TX Dept. of Hsg. & Community
                   Affairs(1)                               5.350      07/01/2033   05/01/2015(B)           9,141
       70,000   TX Dept. of Hsg. & Community Affairs
                   (Pebble Brook Apartments)(1)             5.550      12/01/2024   05/09/2022(B)          69,781
       20,000   TX Dept. of Hsg. & Community Affairs
                   (Residential Mtg.)(1)                    5.250      07/01/2022   05/01/2015(B)          19,146
      155,000   TX Dept. of Hsg. & Community Affairs
                   (Residential Mtg.)(1)                    5.500      01/01/2021   01/01/2011(A)         156,624
      105,000   TX Dormitory Finance Authority
                   (Temple Junior College Foundation)       5.875      09/01/2022   04/17/2019(B)          56,058
       35,000   TX GO(1)                                    6.000      12/01/2030   12/01/2010(A)          35,060
      500,000   TX Lower CO River Authority Pollution
                   Control (Samsung Electronics
                   Company)(1)                              6.950      04/01/2030   04/01/2030            472,460
    1,365,000   TX Panhandle HFA (Amarillo Affordable
                   Hsg.)(5)                                 6.250      03/01/2010   02/28/2010(B)         682,432
    4,360,000   TX Panhandle HFA (Amarillo Affordable
                   Hsg.)(5)                                 6.625      03/01/2020   03/11/2016(B)       2,173,983
    2,860,000   TX Panhandle HFA (Amarillo Affordable
                   Hsg.)(5)                                 6.750      03/01/2031   10/24/2026(B)       1,427,683
      115,000   TX Veterans Hsg. Assistance(1)              6.100      06/01/2021   06/01/2010(A)         115,788
    5,340,000   TX Veterans Hsg. Assistance,
                Series B(1)                                 6.100      06/01/2031   12/01/2009(A)       5,345,714
       60,000   Washington County, TX HFDC (Trinity
                   Community Medical Center of
                   Brenham/Trinity Care Center
                   Obligated Group)(1)                      5.750      06/01/2024   07/11/2022(B)          46,274
      625,000   Willow Fork, TX Drain District,
                Series A(1)                                 5.250      09/01/2011   09/01/2009(A)         625,463
                                                                                                   --------------
                                                                                                      177,745,126
                                                                                                   --------------


                  50 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
U.S. Possessions--5.2%
$   1,070,000   Puerto Rico Children's Trust Fund
                   (TASC)(1)                                5.375%     05/15/2033   10/31/2013(B)  $      859,092
    1,000,000   Puerto Rico Highway & Transportation
                   Authority(1)                             5.500      07/01/2012   07/01/2012          1,031,190
      500,000   Puerto Rico ITEMECF (SEAM/Hospital
                   Espanol Auxillio Obligated
                   Group)(1)                                6.250      07/01/2024   07/01/2009(A)         500,055
    8,200,000   Puerto Rico Public Buildings
                   Authority(9)                             7.000      07/01/2025   06/01/2014(A)       8,466,910
      500,000   Puerto Rico Public Finance Corp.,
                   Series A(1)                              5.000      08/01/2027   02/01/2012(D)         494,855
   14,315,000   Puerto Rico Public Finance Corp.,
                   Series A(1)                              5.250      08/01/2030   02/01/2012(D)      14,252,873
   23,720,000   Puerto Rico Public Finance Corp.,
                   Series A(1)                              5.250      08/01/2031   02/01/2012(D)      23,617,055
   22,450,000   Puerto Rico Public Finance Corp.,
                   Series A(1)                              5.750      08/01/2027   02/01/2012(D)      22,619,947
   21,000,000   Puerto Rico Sales Tax Financing
                   Corp., Series A(1)                       6.125      08/01/2029   02/01/2014(A)      21,762,510
    4,515,000   V.I. Public Finance Authority,
                Series A(1)                                 6.375      10/01/2019   10/01/2011(A)       4,546,650
                                                                                                   --------------
                                                                                                       98,151,137
                                                                                                   --------------
Utah--0.5%
    6,300,000   Carbon County, UT Solid Waste
                   Disposal (Allied Waste
                   Industries)(1)                           7.500      02/01/2010   08/01/2009(A)       6,299,370
    1,508,000   Eagle Mountain, UT Special Assessment       6.250      05/01/2013   06/15/2011(B)       1,456,411
      885,000   Emery County, UT Pollution Control
                   (Pacificorp)(1)                          5.625      11/01/2023   11/01/2009(A)         885,159
      375,000   Emery County, UT Pollution Control
                   (Pacificorp)(1)                          5.650      11/01/2023   11/01/2009(A)         375,075
       30,000   Intermountain, UT Power Agency(1)           5.000      07/01/2013   07/01/2009(A)          30,083
      160,000   UT HFA(1)                                   5.950      01/01/2029   01/01/2010(A)         160,038
      560,000   UT HFA (Single Family Mtg.)(1)              6.125      01/01/2027   07/01/2010(A)         565,488
       10,000   UT Hsg. Corp. (Single Family Mtg.)(1)       6.000      07/01/2015   07/01/2009(A)          10,011
       55,000   UT State Building Ownership
                   Authority, Series A(1)                   5.750      08/15/2011   08/15/2009(A)          55,295
       15,000   UT University Campus Facilities
                   System, Series A(1)                      6.750      10/01/2014   10/01/2009(A)          15,001
       60,000   Utah County, UT Hospital (IHC Health
                   Services)(1)                             5.250      08/15/2026   08/15/2009(A)          60,205
                                                                                                   --------------
                                                                                                        9,912,136
                                                                                                   --------------
Vermont--0.0%
       25,000   Burlington, VT Airport(1)                   5.600      07/01/2017   07/01/2009(A)          25,012
      100,000   Burlington, VT Airport, Series B(1)         5.750      07/01/2017   07/01/2009(A)         100,031
       10,000   Burlington, VT Airport, Series B(1)         5.850      07/01/2011   07/01/2009(A)          10,019
       50,000   VT HFA(1)                                   5.400      02/15/2012   08/15/2009(A)          50,101


                  51 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Vermont Continued
$      30,000   VT HFA (Single Family)(1)                   5.500%     11/01/2021   04/21/2018(B)  $       29,649
       35,000   VT HFA (Single Family), Series 11A(1)       5.900      05/01/2019   08/15/2009(C)          35,855
                                                                                                   --------------
                                                                                                          250,667
                                                                                                   --------------
Virginia--0.5%
      425,000   Norfolk, VA EDA, Series B(1)                5.625      11/01/2015   01/24/2013(B)         347,599
      100,000   Richmond, VA IDA (Virginia
                   Commonwealth University Real
                   Estate Foundation)(1)                    5.550      01/01/2031   12/11/2026(B)          97,670
      750,000   VA Gateway Community Devel.
                   Authority(1)                             6.375      03/01/2030   09/02/2023(B)         622,418
    8,170,000   VA Hsg. Devel. Authority (Rental
                   Hsg.)(1)                                 5.550      01/01/2027   01/01/2012(A)       8,200,229
      150,000   VA Hsg. Devel. Authority (Rental
                   Hsg.)(1)                                 5.625      10/01/2020   10/01/2010(A)         151,248
                                                                                                   --------------
                                                                                                        9,419,164
                                                                                                   --------------
Washington--3.1%
       10,000   Bellingham, WA Hsg. Authority
                   (Cascade Meadows)(1)                     5.200      11/01/2027   12/13/2022(B)           9,734
       25,000   King County, WA Hsg. Authority
                   (Cascadian Apartments)(1)                6.850      07/01/2024   07/01/2009(A)          25,161
      160,000   King County, WA Hsg. Authority
                   (Fairwood Apartments)(1)                 6.000      12/01/2025   12/01/2009(A)         160,410
       10,000   King County, WA Hsg. Authority (Rural
                   Preservation)(1)                         5.750      01/01/2028   12/18/2023(B)           7,545
      115,000   Pierce County, WA Hsg. Authority(1)         5.800      12/01/2023   12/13/2021(B)          92,436
       15,000   Port Chelan County, WA GO(1)                6.000      12/01/2011   12/01/2009(A)          15,030
      100,000   Port Grays Harbor, WA GO(1)                 6.375      12/01/2014   12/01/2009(A)         100,575
   21,000,000   Port of Seattle, WA Special
                   Facilities(1)                            6.250      09/01/2026   03/01/2011(A)      21,111,510
       45,000   Port of Seattle, WA Special
                   Facility(1)                              6.000      09/01/2029   06/19/2026(B)          44,426
      245,000   Prosser, WA Water & Sewer(1)                5.400      09/01/2012   09/01/2009(A)         245,813
       50,000   Seattle, WA Municipal Light & Power(1)      5.000      07/01/2014   07/01/2009(A)          50,105
       15,000   Seattle, WA Municipal Light & Power(1)      5.000      07/01/2020   07/01/2009(A)          15,013
       75,000   Tacoma, WA Hsg. Authority (Polynesia
                   Village Apartments)(1)                   5.850      12/01/2022   12/01/2009(A)          75,047
      105,000   Tacoma, WA Hsg. Authority (Polynesia
                   Village Apartments)(1)                   5.900      12/01/2027   12/01/2009(A)         105,036
       25,000   Tacoma, WA Hsg. Authority (Polynesia
                   Village Apartments)(1)                   5.900      06/01/2029   12/01/2009(A)          25,007
    1,500,000   Vancouver, WA Downtown Redevel.
                   Authority (Conference Center)(1)         6.000      01/01/2028   03/01/2026(B)       1,212,225
       15,000   Vancouver, WA Hsg. Authority (Office
                   Building)(1)                             5.500      03/01/2028   05/27/2020(B)          10,622
       25,000   WA COP (Dept. of General
                   Administration)(1)                       5.500      10/01/2013   10/01/2009(A)          25,086


                  52 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Washington Continued
$      20,000   WA COP (Dept. of General
                   Administration)(1)                       5.600%     10/01/2015   10/01/2009(A)  $       20,029
       30,000   WA COP (Dept. of General
                   Administration)(1)                       5.600      10/01/2016   10/01/2009(A)          30,037
    2,045,000   WA EDFA (Lindal Cedar Homes)(1)             5.800      11/01/2017   11/01/2009(A)       2,045,675
      650,000   WA Health Care Facilities Authority
                   (Group Health Cooperative of Puget
                   Sound)(1)                                6.250      12/01/2021   12/01/2009(A)         649,987
      125,000   WA Health Care Facilities Authority
                   (Harrison Memorial Hospital)(1)          5.300      08/15/2014   09/20/2012(B)         124,990
      145,000   WA Health Care Facilities Authority
                   (Harrison Memorial Hospital)(1)          5.400      08/15/2023   12/21/2019(B)         129,700
        5,000   WA Health Care Facilities Authority
                   (Yakima Valley Memorial Hospital
                   Assoc.)(1)                               5.375      12/01/2014   12/01/2009(A)           5,001
      890,000   WA HFC(1)                                   5.000      06/01/2021   07/01/2010(C)         891,050
       10,000   WA HFC (Single Family)(1)                   5.250      12/01/2017   12/01/2009(A)          10,010
       85,000   WA HFC (Single Family)(1)                   5.350      06/01/2030   12/01/2009(A)          85,001
       20,000   WA HFC (Single Family)(1)                   5.400      12/01/2024   12/01/2009(A)          20,006
   28,300,000   WA Tobacco Settlement Authority
                   (TASC)(1)                                6.500      06/01/2026   06/01/2013(A)      28,069,072
    2,210,000   WA Tobacco Settlement Authority
                   (TASC)(1)                                6.625      06/01/2032   07/14/2017(B)       1,899,252
                                                                                                   --------------
                                                                                                       57,310,591
                                                                                                   --------------
West Virginia--0.1%
       25,000   Harrison County, WV (Monangahela
                   Power Company)(1)                        6.750      08/01/2024   08/01/2009(A)          25,000
      275,000   Harrison County, WV (Monongahela
                   Power Company)(1)                        6.250      05/01/2023   05/01/2023            258,613
       20,000   Pleasants County, WV Pollution
                   Control (Monongahela Power
                   Company)(1)                              5.500      04/01/2029   04/01/2029             16,851
       25,000   Pleasants County, WV Pollution
                   Control (Potomac Edison Company)(1)      5.500      04/01/2029   04/01/2029             21,063
       25,000   Pleasants County, WV Pollution
                   Control (West Penn Power
                   Company)(1)                              5.500      04/01/2029   04/01/2029             21,063
    1,790,000   WV Hsg. Devel. Fund(1)                      5.250      11/01/2018   10/16/2017(B)       1,792,488
       30,000   WV Hsg. Devel. Fund(1)                      5.300      11/01/2023   04/15/2010(C)          30,034
       50,000   WV Water Devel. Authority(1)                5.625      07/01/2030   06/10/2026(B)          47,379
                                                                                                   --------------
                                                                                                        2,212,491
                                                                                                   --------------
Wisconsin--1.4%
   19,570,000   Badger, WI Tobacco Asset
                   Securitization Corp.(1)                  6.125      06/01/2027   06/01/2012(A)      21,273,569
      515,000   Badger, WI Tobacco Asset
                   Securitization Corp.(1)                  7.000      06/01/2028   06/01/2012(A)         585,380


                  53 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal                                                                          Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
Wisconsin Continued
$     105,000   Janesville, WI Industrial Devel.
                   (Paramount Communications)(1)            7.000%     10/15/2017   10/15/2017     $      103,274
       50,000   Kenosha, WI Hsg. Authority
                   Multifamily Hsg. (Glaser Financial
                   Group)(1)                                6.000      11/20/2041   03/20/2037(B)          48,208
      240,000   Madison, WI Industrial Devel.
                   (Madison Gas & Electric Company)(1)      5.875      10/01/2034   10/01/2034            234,876
      100,000   Madison, WI Parking System(1)               5.600      02/01/2012   08/01/2009(A)         100,230
       40,000   Milwaukee County, WI Airport(1)             5.750      12/01/2025   12/01/2010(A)          40,144
       30,000   Milwaukee, WI Redevel. Authority
                   (City Hall Square)(1)                    6.300      08/01/2038   08/01/2009(A)          30,011
       25,000   Oak Creek, WI Hsg. Authority (Wood
                   Creek)                                   5.139(2)   01/20/2010   01/20/2010             24,311
       20,000   WI GO(1)                                    5.000      05/01/2012   11/01/2009(A)          20,033
      400,000   WI GO(1)                                    5.300      05/01/2023   06/09/2021(B)         390,060
       25,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
                   Group)(1)                                5.750      08/15/2016   05/31/2013(B)          24,991
       85,000   WI H&EFA (Marshfield Clinic)(1)             5.750      02/15/2027   01/31/2023(B)          76,550
      430,000   WI H&EFA (Medical College of
                   Wisconsin)(1)                            5.500      12/01/2026   12/01/2009(A)         429,961
      525,000   WI H&EFA (Waukesha Memorial
                   Hospital)(1)                             5.250      08/15/2019   03/08/2018(B)         519,288
      135,000   WI Hsg. & EDA(1)                            5.750      03/01/2010   03/01/2010            135,844
    2,535,000   WI Hsg. & EDA(1)                            5.800      09/01/2017   07/01/2009(A)       2,587,601
      145,000   WI Hsg. & EDA (Home Ownership),
                   Series C(1)                              6.000      09/01/2036   08/03/2010(C)         149,179
       10,000   WI Hsg. & EDA, Series B(1)                  5.300      11/01/2018   07/01/2009(A)          10,003
                                                                                                   --------------
                                                                                                       26,783,513
                                                                                                   --------------
Wyoming--0.0%
      435,000   Lincoln County, WY Pollution Control
                   (PacifiCorp)(1)                          5.625      11/01/2021   11/01/2021            434,965
       85,000   WY Community Devel. Authority(1)            5.600      06/01/2035   07/07/2032(B)          84,018
                                                                                                          518,983
                                                                                                   --------------
Total Municipal Bonds and Notes (Cost $2,150,964,083)
                                                                                                    2,015,512,719
                                                                                                   ==============
Corporate Bonds and Notes--0.0%
   15,664 Delta Air Lines, Inc., Sr. Unsec. Nts.,
   (Cost $15,508) 8.000 12/01/2015                                                          --              7,316
                                                                                                   --------------

                Shares
                ------
Common Stocks--0.0%
          114   Delta Airlines, Inc.(7) (Cost $671)                                                           660

  Principal
    Amount
-------------
Short-Term Notes--1.4%
$   7,645,000   CA Commercial Paper                          6.750     07/29/2009           --          7,645,000


                  54 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

   Principal                                                                         Effective
    Amount                                                  Coupon      Maturity     Maturity*          Value
-------------                                               ------     ----------   ----------     --------------
$   9,000,000   CA Commercial Paper                          7.000%    07/13/2009           --     $    9,000,000
    9,000,000   CA Commercial Paper                          7.400     07/21/2009           --          9,000,000
                                                                                                   --------------
Total Short-Term Notes (Cost $25,645,000)                                                              25,645,000

Total Investments, at Value (Cost $2,176,625,262)-108.9%                                            2,041,165,695
Liabilities in Excess of Other Assets-(8.9)                                                          (166,115,411)
                                                                                                   --------------
Net Assets-100.0%                                                                                  $1,875,050,284
                                                                                                   ==============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Optional call date; corresponds to the most conservative yield calculation.

(B.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(C.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(D.) Date of mandatory put.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Issue is in default. See accompanying Notes.

(6.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was $2,721,332, which represents 0.15% of the Fund's net assets.

(7.) Non-income producing security.

(8.) Represents the current interest rate for a variable or increasing rate security.

(9.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.


                  55 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                            LEVEL 2--
                             LEVEL 1--        OTHER         LEVEL 3--
                            UNADJUSTED     SIGNIFICANT     SIGNIFICANT
                              QUOTED       OBSERVABLE     UNOBSERVABLE
                              PRICES         INPUTS          INPUTS           VALUE
                            ----------   --------------   ------------   --------------
ASSETS TABLE
   Alabama                     $ --      $   31,659,277    $        --   $   31,659,277
   Alaska                        --          27,861,514             --       27,861,514
   Arizona                       --          73,736,119             --       73,736,119
   Arkansas                      --           7,565,212             --        7,565,212
   California                    --         112,445,167             --      112,445,167
   Colorado                      --          15,332,390             --       15,332,390
   Connecticut                   --          10,823,645             --       10,823,645
   Delaware                      --             961,877             --          961,877
   District of Columbia          --          25,142,125             --       25,142,125
   Florida                       --         158,954,052             --      158,954,052
   Georgia                       --          67,600,616             --       67,600,616
   Hawaii                        --          21,774,475             --       21,774,475
   Idaho                         --           3,762,074             --        3,762,074
   Illinois                      --         156,552,980             --      156,552,980
   Indiana                       --           6,820,648             --        6,820,648
   Iowa                          --             926,638             --          926,638
   Kansas                        --          59,471,486             --       59,471,486
   Kentucky                      --          29,881,076             --       29,881,076
   Louisiana                     --          95,179,256             --       95,179,256
   Maine                         --           7,165,615             --        7,165,615
   Maryland                      --           6,247,356             --        6,247,356
   Massachusetts                 --          71,294,666     12,386,035       83,680,701
   Michigan                      --          16,478,966             --       16,478,966
   Minnesota                     --          65,771,294             --       65,771,294
   Mississippi                   --          11,717,336             --       11,717,336
   Missouri                      --          14,012,924             --       14,012,924
   Montana                       --           9,249,146             --        9,249,146
   Multi States                  --          21,622,450             --       21,622,450
   Nebraska                      --           4,824,823             --        4,824,823
   Nevada                        --          10,693,831             --       10,693,831
   New Hampshire                 --          59,613,462             --       59,613,462
   New Jersey                    --          54,888,715             --       54,888,715


                  56 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

   New Mexico                    --          24,647,743             --       24,647,743
   New York                      --             485,100             --          485,100
   North Carolina                --          11,408,626             --       11,408,626
   North Dakota                  --          11,807,473             --       11,807,473
   Ohio                          --         133,158,380             --      133,158,380
   Oklahoma                      --           6,491,556             --        6,491,556
   Oregon                        --           3,813,267             --        3,813,267
   Pennsylvania                  --          56,983,972             --       56,983,972
   Rhode Island                  --          51,119,925             --       51,119,925
   South Carolina                --          22,975,944             --       22,975,944
   South Dakota                  --          25,931,977             --       25,931,977
   Tennessee                     --          11,967,702             --       11,967,702
   Texas                         --         168,529,968      9,215,158      177,745,126
   U.S. Possessions              --          98,151,137             --       98,151,137
   Utah                          --           9,912,136             --        9,912,136
   Vermont                       --             250,667             --          250,667
   Virginia                      --           9,419,164             --        9,419,164
   Washington                    --          57,310,591             --       57,310,591
   West Virginia                 --           2,212,491             --        2,212,491
   Wisconsin                     --          26,783,513             --       26,783,513
   Wyoming                       --             518,983             --          518,983
Corporate Bonds and Notes        --               7,316             --            7,316
Common Stocks                   660                  --             --              660
Short-Term Notes                 --          25,645,000             --       25,645,000
                               ----      --------------    -----------   --------------
Total Assets                   $660      $2,019,563,842    $21,601,193   $2,041,165,695
                               ====      ==============    ===========   ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
AHC       Aurora Health Center
AHF       American Housing Foundation
AMCS      Aurora Medical Center of Sheboygan County
AUS       Allegheny United Hospital
BLMC      Bethesda Lutheran Medical Center
CC        Caritas Christi
CDA       Communities Devel. Authority
CH        Carney Hospital
CHHC      Community Health & Home Care
COP       Certificates of Participation
CSAHS     The Sisters of Charity of St. Augustine Health System
DKH       Day Kimball Hospital
DRH       D.R. Hospital


                  57 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

DRIVERS   Derivative Inverse Tax Exempt Receipts
EAFC      Emery Air Freight Corp.
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EWA       Emery Worldwide Airlines
FHA       Federal Housing Agency/Authority
FNMA      Federal National Mortgage Assoc.
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFH       Holy Family Hospital
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSIR      Health Systems of Indian River
HSJH      HealthEast St. Joseph's Hospital
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
IRHS      Indian River Health Services
IRMH      Indian River Memorial Hospital
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
JHF       Jewish Hospital Foundation
JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
MCP       Medical College Of Pennsylvania
NH        Northgate Housing
NSU       Northeastern State University
NYC       New York City
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
SEMCB     St. Elizabeth's Medical Center of Boston
SLMC      St. Luke's Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
VRHS      Valley Regional Health System


                  58 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                  59 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                  60 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $8,421,482

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 15% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $94,785,000 as of June 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2009, municipal bond holdings with a value of $146,273,283 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $94,785,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because


                  61 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                         COUPON
   AMOUNT     INVERSE FLOATER(1)                                                  RATE (2)   MATURITY DATE      VALUE
-----------   ------------------                                                  --------   -------------   -----------
$12,035,000   AZ Health Facilities Authority ROLs(3)                               15.908%       1/1/30      $12,614,726
  9,090,000   FL HFC ROLs(3)                                                       10.407        1/1/37        8,836,025
  7,425,000   GA George L. Smith II World Congress Center Authority ROLs(3)        14.185        7/1/20        7,506,527
  4,710,000   RI Student Loan Authority ROLs                                       21.648       12/1/23        4,746,926
  8,170,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS    10.830       12/1/38        8,149,657
  4,325,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS    16.006        6/1/39        4,361,719
  2,000,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs       17.871       12/1/38        1,991,840
  1,560,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs(3)    19.079        6/1/39        1,461,002
  1,745,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs(3)    17.892        6/1/39        1,819,861
                                                                                                             -----------
                                                                                                             $51,488,283
                                                                                                             ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 57-58 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $57,855,000.


                  62 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $5,581,232, representing 0.3% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,181,863,340
                                 ==============
Gross unrealized appreciation    $   33,149,790
Gross unrealized depreciation      (173,847,435)
                                 --------------
Net unrealized depreciation      $ (140,697,645)
                                 ==============


                  63 | Oppenheimer Limited Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009